UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: December 31
Date of reporting period: December 31, 2005

EXPLANATORY NOTE
This amended Form N-CSR is being filed for the purpose of correcting certain series and class identifier information of the registrant as set forth in the registrant’s original Form N-CSR filing.

Item 1: Reports to Shareholders.

ANNUAL REPORT
December 31, 2005
The Munder S&P ®
Index Funds
Class K and Y Shares

Munder S&P® MidCap Index Equity Fund Munder S&P® SmallCap Index Equity Fund

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    The S&P 500® Index, a widely recognized measure of the performance of the U.S. stock market, generated a return of 4.91% for 2005. During the year, however, there were significant shifts in performance. The Index posted a negative return of -0.81% for the first half of 2005, followed by a 5.77% return for the second half of the year.

    Other shifts in the equity market were seen during 2005 as well. According to the Russell indexes, which measure the performance of various segments of nearly all of the U.S. equity market, value stocks outperformed growth stocks for the first half of the year, but lagged during the last six months. We feel these crosscurrents in the market provide strong support for the value of portfolio diversification.

    In addition to a wide variety of traditional equity, fixed income and money market mutual funds, Munder Capital Management, the investment advisor for The Munder Funds, offers quantitative and indexed investment products, such as the Munder S&P® Index Funds, through its World Asset Management division. World Asset Management has focused exclusively on quantitative and indexed products and services since the mid-1970s.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Munder S&P® Index Funds. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
v	Hypothetical and Total Returns
ix	Shareholder Fee Example
Portfolio of Investments:
1	Munder S&P® MidCap Index Equity Fund
15	Munder S&P® SmallCap Index Equity Fund
38	Statements of Assets and Liabilities
40	Statements of Operations
41	Statements of Changes in Net Assets
44	Statements of Changes in Net Assets — Capital Stock Activity
46	Financial Highlights
50	Notes to Financial Statements
63	Report of Independent Registered Public Accounting Firm

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Both the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2005. The following pie charts illustrate the allocation of each Fund’s investments by sector. Complete lists of holdings as of December 31, 2005, which are further broken down by industry, are contained in each Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available holdings data by calling (800) 438-5789.

MUNDER S&P® MIDCAP INDEX EQUITY FUND

 SECTOR ALLOCATION

MUNDER S&P® SMALLCAP INDEX EQUITY FUND

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the applicable Fund for the year ended December 31, 2005. Performance of Class K Shares will differ. The returns for each Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Munder S&P® MidCap Index Equity Fund

Portfolio Management Team: Kenneth Schluchter and Kevin Yousif

    The S&P® MidCap Index Equity Fund posted a 12.00% return for the one year ended December 31, 2005, compared to the 12.56% return for the S&P MidCap 400® Index.

    The Fund’s goal is to track closely the total return of the S&P MidCap 400® Index. The weight of each of the 400 stocks held in the Fund is monitored closely relative to its weight in the S&P MidCap 400® universe of stocks. Cash inflows are invested promptly to reduce their impact on the Fund’s total return. As a result, the Fund’s return for the one year ended December 31, 2005 was in line with that of its S&P MidCap 400® benchmark. One key reason for the difference in returns is that expenses are deducted from the Fund before its return is calculated.

    During 2005, the Fund benefited from strength in the mid-cap segment of the market. For the one-year period, nine of the ten S&P MidCap 400® sectors generated a positive return. The greatest strength came from the energy sector, which posted a return in the Index of over 50%. The biggest contributors in that sector included two coal mining companies: Peabody Energy Corporation and Arch Coal, Inc. Grant Prideco, Inc., a supplier of drilling products and services, and Murphy Oil Corporation, a company involved in the exploration, production, refining and marketing of oil and gas, also made significant contributions to the strong return within the energy sector. Murphy Oil was moved to the S&P 500® Index in August.

    Four other sectors, including health care, consumer staples, industrials and utilities, also posted positive double-digit returns for the one year ended December 31, 2005. The one sector with negative performance was the telecommunication services sector. Both of the two companies represented in the Index’s telecommunication services sector, Telephone & Data Systems, Inc. and Cincinnati Bell, Inc., posted negative returns.

Munder S&P® SmallCap Index Equity Fund

Portfolio Management Team: Kenneth Schluchter and Kevin Yousif

    The S&P® SmallCap Index Equity Fund posted a return of 7.07% for the one year ended December 31, 2005, compared to the 7.68% return for the S&P SmallCap 600® Index.

    The Fund’s goal is to track closely the total return of the S&P SmallCap 600® Index. The weight of each of the 600 stocks held in the Fund is monitored closely relative to its weight in the S&P SmallCap 600® universe of stocks. Cash inflows are invested promptly to reduce their impact on the Fund’s total return. As a result, the Fund’s return for the one year ended December 31, 2005 was in line with that of its S&P SmallCap 600® benchmark. One key reason for the difference in returns is that expenses are deducted from the Fund before its return is calculated.

    During 2005, the Fund benefited from solid performance within the small-cap segment of the market. Seven of the ten S&P SmallCap 600® sectors generated a positive return for the one-year period. The energy sector had the strongest performance, with a return exceeding 50% in the Index. Southwestern Energy Company and Vintage Petroleum, Inc. were the largest contributors to returns in the sector. Both firms are involved in oil and gas exploration and production activities. Southwestern Energy was moved to the S&P Midcap 400® Index in December.

    The industrials and health care sectors also posted positive double-digit returns. The three sectors to post a negative return for the one year ended December 31, 2005 were telecommunication services, consumer staples and information technology.

Index performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Standard & Poor’s MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-cap sector of the U.S. stock market. The Standard & Poor’s SmallCap 600® Index is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market.

You cannot invest directly in an index, securities in the Fund may not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

Hypothetical and Total Returns

The following graphs represent the performance of each of the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund (the “Fund(s)”) since the inception of their oldest class of shares, Class Y Shares. The table following each line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered. Differing expenses of the class not shown in the line graph will have an effect on performance. In addition, the information contained in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.

Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder S&P® MidCap Index Equity Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

v

	GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

	Munder S&P®
Class and	MidCap Index	S&P MidCap
Inception Date	Equity Fund	400® Index#

CLASS Y 2/13/98	$22,856	$23,473

CLASS K 11/4/99	18,733	19,514

	AVERAGE ANNUAL TOTAL RETURNS

Class and	One	Five	Since
Inception Date	Year	Years	Inception

CLASS Y 2/13/98	12.00%	8.03%	11.06%

CLASS K 11/4/99	11.74%	7.78%	10.73%

#	The Standard & Poor’s MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-cap sector of the U.S. stock market.

Hypothetical and Total Returns

(Continued)

Munder S&P® SmallCap Index Equity Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

	GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

	Munder S&P®
Class and	SmallCap Index	S&P SmallCap
Inception Date	Equity Fund	600® Index#

CLASS Y (10/27/99)*	$19,975	$21,565

CLASS K (11/4/99)	19,699	20,574

	AVERAGE ANNUAL TOTAL RETURNS

Class and	One	Five	Since
Inception Date	Year	Years	Inception

CLASS Y (10/27/99)*	7.07%	10.33%	11.84%

CLASS K (11/4/99)	6.84%	10.07%	11.64%

*	The Munder S&P® SmallCap Index Equity Fund commenced initial operations on August 7, 1997, ceased operations on May 18, 1998 and resumed operations on October 27, 1999. Information is provided for the period beginning on October 27, 1999.

#	The Standard & Poor’s SmallCap 600® Index is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market.

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the six-month period starting July 1, 2005 and ending December 31, 2005.

Actual Expenses

    The sections of the tables below entitled “Actual” provide information about actual account values and actual expenses for each class of each Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the Fund and class you own. If your account is an IRA, your expenses may also have included a $10 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The sections of the tables below entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of either Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in each Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

    Please note that the expenses shown in the tables for the Funds and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

Munder S&P® MidCap Index Equity Fund

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/05	12/31/05	7/1/05-12/31/05	Ratio

Actual
Class K	$1,000.00	$1,079.10	$4.35	0.83%
Class Y	$1,000.00	$1,080.10	$3.04	0.58%

Hypothetical
Class K	$1,000.00	$1,021.02	$4.23	0.83%
Class Y	$1,000.00	$1,022.28	$2.96	0.58%

Munder S&P® SmallCap Index Equity Fund

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/05	12/31/05	7/1/05-12/31/05	Ratio

Actual
Class K	$1,000.00	$1,054.30	$4.09	0.79%
Class Y	$1,000.00	$1,055.20	$2.80	0.54%

Hypothetical
Class K	$1,000.00	$1,021.22	$4.02	0.79%
Class Y	$1,000.00	$1,022.48	$2.75	0.54%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

x

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2005

Shares		Value

COMMON STOCKS — 95.2%
Consumer Discretionary — 15.5%
Auto Components — 1.0%
5,372	ArvinMeritor, Inc.	$77,303
894	Bandag, Inc. (a)	38,147
4,355	BorgWarner, Inc.	264,044
11,870	Gentex Corporation (a)	231,465
5,131	Lear Corporation (a)	146,028
2,632	Modine Manufacturing Company (a)	85,777

		842,764

Automobiles — 0.1%
2,641	Thor Industries, Inc. (a)	105,825

Diversified Consumer Services — 1.3%
7,485	Career Education Corporation †	252,394
6,983	Corinthian Colleges, Inc. †	82,260
4,472	DeVry, Inc. †,(a)	89,440
5,109	Education Management Corporation †	171,203
2,901	ITT Educational Services, Inc. †	171,478
3,802	Laureate Education, Inc. †,(a)	199,643
3,457	Regis Corporation	133,336
3,425	Sotheby’s Holdings, Inc., Class A †	62,883

		1,162,637

Hotels, Restaurants & Leisure — 2.0%
5,827	Applebee’s International, Inc. (a)	131,632
2,735	Bob Evans Farms, Inc. (a)	63,069
3,339	Boyd Gaming Corporation	159,137
6,570	Brinker International, Inc.	253,996
3,572	CBRL Group, Inc. (a)	125,556
5,999	Cheesecake Factory, Incorporated (The) †	224,303
9,556	Gtech Holdings Corporation	303,307
2,688	International Speedway Corporation, Class A	128,755
5,019	Outback Steakhouse, Inc.	208,841
4,782	Ruby Tuesday, Inc. (a)	123,806

		1,722,402

Household Durables — 2.4%
5,020	American Greetings Corporation, Class A (a)	110,290
3,147	Beazer Homes USA, Inc. (a)	229,228
2,035	Blyth, Inc.	42,633
3,885	Furniture Brands International, Inc. (a)	86,752
5,031	Harman International Industries, Inc. (b)	492,283
2,735	Hovnanian Enterprises, Inc., Class A †,(a)	135,766
4,037	Mohawk Industries, Inc. †,(b)	351,138
3,571	Ryland Group, Inc. (The) (a)	257,576

See Notes to Financial Statements.

1

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2005 (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Household Durables (Continued)
9,039	Toll Brothers, Inc. †	$313,111
4,080	Tupperware Corporation (a)	91,392

		2,110,169

Leisure Equipment & Products — 0.1%
5,023	Callaway Golf Company	69,518

Media — 1.6%
7,232	Belo Corp., Class A	154,837
3,007	Catalina Marketing Corporation (a)	76,228
2,816	Emmis Communications Corporation, Class A †,(a)	56,067
2,912	Entercom Communications Corporation †	86,399
4,337	Harte-Hanks, Inc.	114,453
3,474	Lee Enterprises Incorporated (a)	128,225
1,836	Media General, Inc., Class A (a)	93,085
7,527	Readers Digest Association, Inc. (The)	114,561
2,724	Scholastic Corporation †	77,661
3,635	Valassis Communications, Inc. †	105,670
447	Washington Post Company (The), Class B (b)	341,955
5,011	Westwood One, Inc.	81,679

		1,430,820

Multiline Retail — 0.5%
3,666	99¢ Only Stores †,(a)	38,346
8,127	Dollar Tree Stores, Inc. †	194,560
10,618	Saks, Inc. †	179,020

		411,926

Specialty Retail — 6.1%
6,695	Abercrombie & Fitch Co., Class A	436,380
8,264	Advance Auto Parts, Inc. †	359,153
4,152	Aeropostale, Inc. †	109,198
10,050	American Eagle Outfitters, Inc.	230,949
5,553	AnnTaylor Stores Corporation †	191,690
4,020	Barnes & Noble, Inc.	171,533
5,101	Borders Group, Inc.	110,539
7,997	CarMax, Inc. †,(a)	221,357
13,826	Chico’s FAS, Inc. †,(b)	607,376
7,591	Claire’s Stores, Inc.	221,809
11,922	Foot Locker, Inc.	281,240
4,365	GameStop Corporation, Class A †,(a)	138,894
10,212	Michaels Stores, Inc.	361,198
8,562	O’Reilly Automotive, Inc. †	274,070
5,666	Pacific Sunwear of California, Inc. †	141,197
5,241	Payless Shoesource, Inc. †	131,549

See Notes to Financial Statements.

2

Shares		Value

Consumer Discretionary (Continued)
Specialty Retail (Continued)
10,725	PetSmart, Inc.	$275,203
6,623	Pier 1 Imports, Inc. (a)	57,819
5,422	Rent-A-Center, Inc. †	102,259
11,042	Ross Stores, Inc.	319,114
8,430	Urban Outfitters, Inc. †,(a)	213,363
8,818	Williams-Sonoma, Inc. †	380,497

		5,336,387

Textiles, Apparel & Luxury Goods — 0.4%
4,644	Polo Ralph Lauren Corporation	260,714
4,191	Timberland Company (The), Class A †	136,417

		397,131

Total Consumer Discretionary		13,589,579

Consumer Staples — 2.2%
Beverages — 0.1%
4,695	PepsiAmericas, Inc.	109,206

Food & Staples Retailing — 0.2%
5,167	BJ’s Wholesale Club, Inc. †	152,736
2,659	Ruddick Corporation	56,584

		209,320

Food Products — 1.3%
10,283	Dean Foods Company †,(b)	387,258
5,576	Hormel Foods Corporation	182,224
4,459	J.M. Smucker Company (The)	196,196
1,945	Lancaster Colony Corporation	72,062
7,553	Smithfield Foods, Inc. †	231,122
1,921	Tootsie Roll Industries, Inc. (a)	55,574

		1,124,436

Household Products — 0.5%
4,914	Church & Dwight Co., Inc.	162,310
4,989	Energizer Holdings, Inc. †	248,402

		410,712

Tobacco — 0.1%
1,964	Universal Corporation	85,159

Total Consumer Staples		1,938,833

Energy — 9.2%
Energy Equipment & Services — 4.0%
8,665	Cooper Cameron Corporation †	358,731
11,709	ENSCO International Incorporated (b)	519,294
5,260	FMC Technologies, Inc. †	225,759

See Notes to Financial Statements.

3

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2005 (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Energy Equipment & Services (Continued)
9,822	Grant Prideco, Inc. †	$433,347
7,015	Hanover Compressor Company †,(a)	98,982
3,973	Helmerich & Payne, Inc.	245,968
13,201	Patterson-UTI Energy, Inc.	434,973
12,105	Pride International, Inc. †	372,229
15,309	Smith International, Inc. (b)	568,117
4,621	Tidewater, Inc.	205,450

		3,462,850

Oil, Gas & Consumable Fuels — 5.2%
4,942	Arch Coal, Inc. (a)	392,888
8,751	Denbury Resources, Inc. †	199,348
4,175	Forest Oil Corporation †	190,255
9,720	Newfield Exploration Company †	486,680
13,365	Noble Energy, Inc.	538,609
2,260	Overseas Shipholding Group, Inc.	113,881
10,045	Peabody Energy Corporation (b)	827,909
9,819	Pioneer Natural Resources Company (b)	503,420
5,989	Plains Exploration & Production Company †	237,943
4,576	Pogo Producing Company	227,931
5,106	Quicksilver Resources, Inc. †,(a)	214,503
12,738	Southwestern Energy Company †	457,804
4,389	Western Gas Resources, Inc. (a)	206,678

		4,597,849

Total Energy		8,060,699

Financials — 17.7%
Capital Markets — 2.9%
5,859	A.G. Edwards, Inc.	274,553
9,973	Eaton Vance Corporation	272,861
4,964	Investors Financial Services Corp. (a)	182,824
3,771	Jefferies Group, Inc. (a)	169,620
4,631	LaBranche & Company, Inc. †,(a)	46,819
9,307	Legg Mason, Inc. (b)	1,113,955
4,346	Raymond James Financial, Inc.	163,714
4,852	SEI Investments Company	179,524
6,397	Waddell & Reed Financial, Inc., Class A	134,145

		2,538,015

Commercial Banks — 3.7%
10,426	Associated Banc Corporation	339,366
3,920	Bank of Hawaii Corporation	202,037
3,832	Cathay General Bancorp (a)	137,722

See Notes to Financial Statements.

4

Shares		Value

Financials (Continued)
Commercial Banks (Continued)
3,176	City National Corporation	$230,069
11,780	Colonial BancGroup, Inc.	280,600
13,266	Commerce Bancorp, Inc. (a)	456,483
3,605	Cullen/ Frost Bankers, Inc.	193,516
6,350	FirstMerit Corporation	164,529
3,855	Greater Bay Bancorp (a)	98,765
6,271	Mercantile Bankshares Corporation	353,935
2,711	SVB Financial Group †	126,983
8,685	TCF Financial Corporation (a)	235,711
3,151	Texas Regional Bancshares, Inc., Class A	89,173
2,452	Westamerica Bancorporation	130,128
5,181	Wilmington Trust Corporation	201,593

		3,240,610

Consumer Finance — 0.3%
10,529	AmeriCredit Corp. †	269,858

Diversified Financial Services — 0.3%
6,275	Leucadia National Corporation (a)	297,812

Insurance — 4.8%
3,554	American Financial Group, Inc.	136,154
2,952	AmerUs Group Co. (a)	167,290
7,273	Arthur J. Gallagher & Company (a)	224,590
8,495	Brown & Brown, Inc. (a)	259,437
4,726	Everest Re Group, Ltd.	474,254
13,257	Fidelity National Financial, Inc. (b)	487,725
7,312	First American Corporation (a)	331,234
4,102	Hanover Insurance Group, Inc.	171,341
8,083	HCC Insurance Holdings, Inc.	239,903
3,282	Horace Mann Educators Corporation	62,227
2,711	Mercury General Corporation	157,834
4,860	Ohio Casualty Corporation	137,635
13,998	Old Republic International Corporation	367,587
5,324	Protective Life Corporation	233,031
4,169	StanCorp Financial Group, Inc.	208,242
3,472	Unitrin, Inc.	156,414
8,567	W. R. Berkley Corporation	407,961

		4,222,859

Real Estate — 3.5%
6,528	AMB Property Corporation, REIT	320,982
8,316	Developers Diversified Realty Corporation, REIT	391,018
4,127	Highwoods Properties, Inc., REIT (a)	117,413
5,494	Hospitality Properties Trust, REIT	220,309
6,741	Liberty Property Trust, REIT (a)	288,852

See Notes to Financial Statements.

5

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2005 (continued)

Shares		Value

COMMON STOCKS (Continued)
Financials (Continued)
Real Estate (Continued)
4,579	Macerich Company (The)	$307,434
4,728	Mack-Cali Realty Corporation, REIT	204,250
7,962	New Plan Excel Realty Trust, REIT	184,559
5,795	Rayonier, Inc., REIT	230,931
5,185	Regency Centers Corporation, REIT	305,656
10,480	United Dominion Realty Trust, Inc., REIT	245,651
6,140	Weingarten Realty Investors, REIT	232,153

		3,049,208

Thrifts & Mortgage Finance — 2.2%
6,748	Astoria Financial Corporation	198,391
5,639	Independence Community Bank Corp.	224,038
4,904	IndyMac Bancorp, Inc. (a)	191,354
18,093	New York Community Bancorp, Inc. (a)	298,896
6,841	PMI Group, Inc. (The) (a)	280,960
6,343	Radian Group, Inc.	371,636
6,643	Washington Federal, Inc.	152,723
4,110	Webster Financial Corporation	192,759

		1,910,757

Total Financials		15,529,119

Health Care — 11.3%
Biotechnology — 2.2%
5,100	Affymetrix, Inc. †	243,423
4,437	Cephalon, Inc. †,(a)	287,251
5,525	Charles River Laboratories International, Inc. †	234,094
4,037	Invitrogen Corporation †	269,026
2,423	Martek Biosciences Corporation †,(a)	59,630
23,718	Millennium Pharmaceuticals, Inc. †	230,065
8,620	Protein Design Labs, Inc. †,(a)	244,980
2,969	Techne Corporation †	166,709
7,573	Vertex Pharmaceuticals Incorporated †,(a)	209,545

		1,944,723

Health Care Equipment & Supplies — 3.4%
5,097	Advanced Medical Optics, Inc. †	213,055
4,747	Beckman Coulter, Inc.	270,104
8,705	Cytyc Corporation †	245,742
6,007	Dentsply International, Inc.	322,516
4,563	Edwards Lifesciences Corporation †	189,866
3,882	Gen-Probe Incorporated †	189,403
4,668	Hillenbrand Industries, Inc.	230,646
2,777	INAMED Corporation †,(a)	243,487

See Notes to Financial Statements.

6

Shares		Value

Health Care (Continued)
Health Care Equipment & Supplies (Continued)
2,710	Intuitive Surgical, Inc. †	$317,802
5,222	STERIS Corporation	130,654
10,049	Varian Medical Systems, Inc. †,(b)	505,867
2,377	Varian, Inc. †	94,581

		2,953,723

Health Care Providers & Services — 3.7%
3,786	Apria Healthcare Group, Inc. †,(a)	91,281
6,763	Community Health Systems, Inc. †	259,293
4,780	Covance, Inc. †	232,069
8,748	Health Net, Inc., Class A †	450,959
6,659	Henry Schein, Inc. †	290,599
4,361	LifePoint Hospitals, Inc. †	163,538
7,428	Lincare Holdings, Inc. †	311,308
9,122	Omnicare, Inc.	521,961
5,220	Renal Care Group, Inc. †	246,958
6,580	Triad Hospitals, Inc. †	258,133
4,169	Universal Health Services, Inc., Class B	194,859
6,312	VCA Antech, Inc. †	177,998

		3,198,956

Pharmaceuticals — 2.0%
8,220	Barr Pharmaceuticals, Inc. †,(b)	512,024
16,729	IVAX Corporation †	524,120
2,616	Par Pharmaceutical Companies, Inc. †,(a)	81,986
6,351	Perrigo Company (a)	94,693
8,104	Sepracor, Inc. †,(a),(b)	418,166
7,077	Valeant Pharmaceuticals International (a)	127,952

		1,758,941

Total Health Care		9,856,343

Industrials — 12.7%
Aerospace & Defense — 0.9%
2,799	Alliant Techsystems, Inc. †	213,200
10,151	Precision Castparts Corporation (b)	525,923
489	Sequa Corporation, Class A †,(a)	33,766

		772,889

Air Freight & Logistics — 1.2%
13,057	C.H. Robinson Worldwide, Inc.	483,501
8,146	Expeditors International of Washington, Inc. (b)	549,936

		1,033,437

See Notes to Financial Statements.

7

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2005 (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Airlines — 0.4%
6,709	AirTran Holdings, Inc. †,(a)	$107,545
2,544	Alaska Air Group, Inc. †,(a)	90,872
11,526	JetBlue Airways Corporation †,(a)	177,262

		375,679

Commercial Services & Supplies — 3.6%
6,843	ADESA, Inc.	167,106
1,831	Banta Corporation	91,184
4,487	Brink’s Company (The)	214,972
6,851	ChoicePoint, Inc. †	304,938
5,322	Copart, Inc. †	122,726
3,019	Corporate Executive Board Company (The)	270,804
3,872	Deluxe Corporation	116,702
5,072	Dun & Bradstreet Corporation (The) †	339,621
5,275	Herman Miller, Inc.	148,702
4,185	HNI Corporation	229,882
1,476	Kelly Services, Inc., Class A	38,701
3,219	Korn/ Ferry International †	60,163
6,672	Manpower, Inc.	310,248
2,014	Mine Safety Appliances Company (a)	72,927
3,858	Navigant Consulting, Inc. †	84,799
9,326	Republic Services, Inc.	350,191
2,244	Rollins, Inc.	44,229
3,370	Stericycle, Inc. †	198,426

		3,166,321

Construction & Engineering — 0.6%
2,516	Granite Construction, Inc.	90,350
4,444	Jacobs Engineering Group, Inc. †	301,614
9,015	Quanta Services, Inc. †,(a)	118,727

		510,691

Electrical Equipment — 0.7%
5,361	AMETEK, Inc.	228,057
4,636	Hubbell Incorporated, Class B	209,176
4,045	Thomas & Betts Corporation †	169,728

		606,961

Industrial Conglomerates — 0.4%
2,330	Carlisle Companies Incorporated	161,120
3,093	Teleflex, Inc. (a)	200,983

		362,103

See Notes to Financial Statements.

8

Shares		Value

Industrials (Continued)
Machinery — 2.9%
6,914	AGCO Corporation †	$114,565
3,809	Crane Company	134,344
5,213	Donaldson Company, Inc. (a)	165,773
3,674	Federal Signal Corporation (a)	55,147
4,222	Flowserve Corporation †	167,022
5,236	Graco, Inc.	191,009
3,188	Harsco Corporation	215,222
9,283	Joy Global, Inc.	371,320
2,945	Kennametal, Inc.	150,313
2,494	Nordson Corporation	101,032
7,730	Pentair, Inc.	266,840
5,027	SPX Corporation	230,086
1,411	Tecumseh Products Company, Class A (a)	32,326
6,356	Timken Company	203,519
3,331	Trinity Industries, Inc. (a)	146,797

		2,545,315

Marine — 0.2%
3,353	Alexander & Baldwin, Inc.	181,867

Road & Rail — 0.9%
3,987	CNF, Inc.	222,833
9,452	J.B. Hunt Transport Services, Inc.	213,993
4,005	Swift Transportation Company, Inc. †,(a)	81,302
3,942	Werner Enterprises, Inc. (a)	77,657
4,437	Yellow Roadway Corporation †	197,935

		793,720

Trading Companies & Distributors — 0.9%
9,463	Fastenal Company (a)	370,855
3,866	GATX Corporation (a)	139,485
4,121	MSC Industrial Direct Co., Inc., Class A	165,747
5,114	United Rentals, Inc. †,(a)	119,616

		795,703

Total Industrials		11,144,686

Information Technology — 15.0%
Communications Equipment — 1.7%
29,563	3Com Corporation †	106,427
5,174	ADTRAN, Inc.	153,874
3,736	Avocent Corporation †	101,582
4,202	CommScope, Inc. †,(a)	84,586
3,067	Dycom Industries, Inc. †,(a)	67,474
3,011	F5 Networks, Inc. †	172,199
10,220	Harris Corporation	439,562

See Notes to Financial Statements.

9

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2005 (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Communications Equipment (Continued)
3,620	Plantronics, Inc. (a)	$102,446
7,186	Polycom, Inc. †	109,946
8,449	Powerwave Technologies, Inc. †,(a)	106,204
8,030	UTStarcom, Inc. †,(a)	64,722

		1,509,022

Computers & Peripherals — 1.8%
5,296	Diebold, Inc.	201,248
2,620	Imation Corporation	120,703
11,687	McDATA Corporation, Class A †,(a)	44,411
14,066	SanDisk Corporation †	883,626
16,479	Western Digital Corporation †	306,674

		1,556,662

Electronic Equipment & Instruments — 2.3%
6,790	Amphenol Corporation, Class A	300,525
9,134	Arrow Electronics, Inc. †	292,562
11,147	Avnet, Inc. †	266,859
4,796	CDW Corporation	276,106
8,856	Ingram Micro Inc., Class A †	176,500
6,623	KEMET Corporation †,(a)	46,825
4,232	National Instruments Corporation (a)	135,636
3,051	Newport Corporation †,(a)	41,310
3,328	Plexus Corporation †,(a)	75,679
4,313	Tech Data Corporation †	171,140
14,066	Vishay Intertechnology, Inc. †	193,548

		1,976,690

Information Technology Services — 3.1%
5,786	Acxiom Corporation	133,078
5,236	Alliance Data Systems Corporation †	186,402
2,499	Anteon International Corporation †	135,821
9,229	BISYS Group, Inc. (The) †	129,298
11,098	Ceridian Corporation †	275,785
4,746	Certegy, Inc.	192,498
6,927	CheckFree Corporation †	317,949
10,557	Cognizant Technology Solutions Corporation, Class A †,(b)	531,545
3,713	CSG Systems International, Inc. †,(a)	82,874
4,815	DST Systems, Inc. †	288,467
4,423	Gartner, Inc., Class A †,(a)	57,057
6,506	MoneyGram International, Inc.	169,676

See Notes to Financial Statements.

10

Shares		Value

Information Technology (Continued)
Information Technology Services (Continued)
7,727	MPS Group, Inc. †	$105,628
2,840	SRA International, Inc., Class A †	86,734

		2,692,812

Office Electronics — 0.3%
5,374	Zebra Technologies Corporation, Class A †	230,276

Semiconductors & Semiconductor Equipment — 3.3%
32,488	Atmel Corporation †,(a)	100,388
1,855	Cabot Microelectronics Corporation †,(a)	54,407
7,595	Credence Systems Corporation †,(a)	52,861
5,797	Cree, Inc. †,(a)	146,316
10,341	Cypress Semiconductor Corporation †,(a)	147,359
9,176	Fairchild Semiconductor International, Inc. †	155,166
15,251	Integrated Device Technology, Inc. †	201,008
5,408	International Rectifier Corporation †	172,515
11,802	Intersil Corporation, Class A	293,634
10,389	Lam Research Corporation †	370,679
8,680	Lattice Semiconductor Corporation †	37,498
12,618	MEMC Electronic Materials, Inc. †	279,741
4,986	Micrel Incorporated †,(a)	57,838
16,057	Microchip Technology, Inc. (b)	516,233
14,443	RF Micro Devices, Inc. †,(a)	78,137
5,565	Semtech Corporation †	101,617
3,424	Silicon Laboratories, Inc. †,(a)	125,524
10,696	TriQuint Semiconductor, Inc. †,(a)	47,597

		2,938,518

Software — 2.5%
20,909	Activision, Inc. †	287,290
1,228	Advent Software, Inc. †,(a)	35,501
21,675	Cadence Design Systems, Inc. †	366,741
4,995	Fair Isaac Corporation	220,629
5,716	Jack Henry & Associates, Inc. (a)	109,061
3,889	Macrovision Corporation †	65,063
12,817	McAfee, Inc. †	347,725
6,049	Mentor Graphics Corporation †	62,547
3,907	Reynolds & Reynolds Company (The), Class A	109,669
5,421	RSA Security, Inc. †,(a)	60,878
6,960	Sybase, Inc. †	152,146
11,025	Synopsys, Inc. †	221,162

See Notes to Financial Statements.

11

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2005 (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Software (Continued)
2,839	Transaction Systems Architects, Inc., Class A †	$81,735
5,711	Wind River Systems, Inc. †,(a)	84,351

		2,204,498

Total Information Technology		13,108,478

Materials — 4.1%
Chemicals — 2.8%
5,119	Airgas, Inc.	168,415
2,920	Albemarle Corporation (a)	111,982
4,739	Cabot Corporation	169,656
18,327	Chemtura Corporation	232,753
3,030	Cytec Industries, Inc.	144,319
3,201	Ferro Corporation	60,051
2,900	FMC Corporation †	154,193
5,195	Lubrizol Corporation	225,619
15,657	Lyondell Chemical Company (b)	372,950
1,534	Minerals Technologies, Inc.	85,735
5,479	Olin Corporation (a)	107,827
8,994	RPM International, Inc.	156,226
3,448	Scotts Miracle-Gro Company (The)	155,987
3,595	Sensient Technologies Corporation (a)	64,350
7,736	Valspar Corporation	190,847

		2,400,910

Construction Materials — 0.3%
3,542	Martin Marietta Materials, Inc.	271,742

Containers & Packaging — 0.5%
3,902	Longview Fibre Company	81,201
4,790	Packaging Corporation of America	109,931
7,571	Sonoco Products Company	222,587

		413,719

Metals & Mining — 0.2%
2,930	Steel Dynamics, Inc. (a)	104,044
5,457	Worthington Industries, Inc. (a)	104,829

		208,873

See Notes to Financial Statements.

12

Shares		Value

Materials (Continued)
Paper & Forest Products — 0.3%
4,272	Bowater, Inc.	$131,236
3,366	P.H. Glatfelter Company (a)	47,764
2,230	Potlatch Corporation (a)	113,685

		292,685

Total Materials		3,587,929

Telecommunication Services — 0.4%
Diversified Telecommunication Services — 0.1%
18,807	Cincinnati Bell, Inc. †	66,013

Wireless Telecommunication Services — 0.3%
7,839	Telephone & Data Systems, Inc. (b)	282,439

Total Telecommunication Services		348,452

Utilities — 7.1%
Electric Utilities — 1.9%
9,742	DPL, Inc.	253,389
5,957	Duquesne Light Holdings, Inc. (a)	97,218
5,706	Great Plains Energy, Inc. (a)	159,540
6,184	Hawaiian Electric Industries, Inc. (a)	160,166
3,233	Idacorp, Inc. (a)	94,727
11,465	Northeast Utilities	225,746
14,451	Pepco Holdings, Inc.	323,269
14,013	Sierra Pacific Resources †	182,730
6,627	Westar Energy, Inc.	142,480

		1,639,265

Gas Utilities — 1.8%
5,932	AGL Resources, Inc.	206,493
9,234	Equitable Resources, Inc.	338,795
6,452	National Fuel Gas Company (a)	201,238
7,454	ONEOK, Inc.	198,500
6,515	Questar Corporation	493,186
3,720	WGL Holdings, Inc.	111,823

		1,550,035

Independent Power Producers & Energy Traders — 0.1%
2,530	Black Hills Corporation (a)	87,563

Multi-Utilities — 3.0%
8,926	Alliant Energy Corporation	250,285
28,527	Aquila, Inc. †	102,697
11,284	Energy East Corporation	257,275
9,157	MDU Resources Group, Inc.	299,800
8,160	NSTAR	234,192
6,919	OGE Energy Corporation	185,360

See Notes to Financial Statements.

13

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2005 (continued)

Shares		Value

COMMON STOCKS (Continued)
Utilities (Continued)
Multi-Utilities (Continued)
5,253	PNM Resources, Inc.	$128,646
8,821	Puget Energy, Inc.	180,125
8,746	SCANA Corporation	344,418
5,813	Vectren Corporation	157,881
8,937	Wisconsin Energy Corporation	349,079
3,055	WPS Resources Corporation (a)	168,972

		2,658,730

Water Utilities — 0.3%
9,831	Aqua America, Inc. (a)	268,377

Total Utilities		6,203,970

TOTAL COMMON STOCKS
(Cost $56,199,732)		83,368,088

Principal
Amount

U.S. TREASURY BILL — 0.6%
(Cost $498,019)
$500,000	3.657% due 02/09/2006 (b),(c)	498,019 ------------
COLLATERAL FOR SECURITIES ON LOAN — 16.0%
(Cost $14,018,823)
14,018,823	State Street Navigator Securities Lending Trust – Prime Portfolio (d)	14,018,823

TOTAL INVESTMENTS
(Cost $70,716,574)	111.8%	97,884,930
OTHER ASSETS AND LIABILITIES (Net)	(11.8)	(10,299,741)

NET ASSETS	100.0%	$87,585,189

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Security, or a portion thereof, pledged as collateral for futures contracts.

(c)	Rate represents annualized yield at date of purchase.

(d)	As of December 31, 2005, the market value of the securities on loan is $13,594,295.

ABBREVIATION:

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

14

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2005

Shares		Value

COMMON STOCKS — 96.3%
Consumer Discretionary — 15.1%
Auto Components — 0.2%
3,255	Drew Industries Incorporated †,(a)	$91,759
2,725	Midas, Inc. †	50,031
2,715	Standard Motor Products, Inc.	25,059
4,967	Superior Industries International, Inc. (a)	110,565

		277,414

Automobiles — 0.4%
3,089	Coachmen Industries, Inc.	36,481
13,788	Fleetwood Enterprises, Inc. †,(a)	170,282
5,774	Monaco Coach Corporation (a)	76,794
7,135	Winnebago Industries, Inc. (a)	237,453

		521,010

Distributors — 0.2%
4,237	Audiovox Corporation, Class A †	58,725
3,118	Building Materials Holdings Corporation (a)	212,679

		271,404

Diversified Consumer Services — 0.2%
1,487	CPI Corporation	27,822
2,216	Pre-Paid Legal Services, Inc. (a)	84,673
2,109	Vertrue Incorporated †,(a)	74,511

		187,006

Hotels, Restaurants & Leisure — 3.3%
7,759	Aztar Corporation †	235,796
7,395	Bally Total Fitness Holding Corporation †,(a)	46,441
7,406	CEC Entertainment, Inc. †,(a)	252,100
4,079	IHOP Corp.	191,346
7,735	Jack in the Box, Inc. †	270,184
3,609	Landry’s Restaurants, Inc. (a)	96,396
3,903	Lone Star Steakhouse & Saloon, Inc.	92,657
4,682	Marcus Corporation (The)	110,027
5,889	Multimedia Games, Inc. †,(a)	54,473
4,855	O’Charley’s Inc. †	75,301
5,725	P.F. Chang’s China Bistro, Inc. †,(a)	284,132
6,759	Panera Bread Company, Class A †	443,931
2,579	Papa John’s International, Inc. †	152,960
8,791	Pinnacle Entertainment, Inc. †,(a)	217,226

See Notes to Financial Statements.

15

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2005 (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Hotels, Restaurants & Leisure (Continued)
7,242	RARE Hospitality International, Inc. †	$220,084
3,141	Red Robin Gourmet Burgers, Inc. †,(a)	160,065
9,111	Ryan’s Restaurant Group, Inc. †,(a)	109,879
7,563	Shuffle Master, Inc. †,(a)	190,134
12,875	Sonic Corporation †,(b)	379,813
6,056	Steak n Shake Company (The) †	102,649
11,780	Triarc Companies, Inc., Class B (a)	174,933
4,950	WMS Industries, Inc. †,(a)	124,196

		3,984,723

Household Durables — 2.7%
2,563	Bassett Furniture Industries, Inc.	47,415
16,485	Champion Enterprises, Inc. †,(a)	224,526
7,245	Ethan Allen Interiors Inc. (a)	264,660
10,411	Interface, Inc., Class A †	85,578
11,208	La-Z-Boy, Inc. (a)	151,980
3,018	Lenox Group Inc. †	39,958
3,033	Libbey, Inc.	30,997
7,067	M.D.C. Holdings, Inc. (b)	438,013
2,706	M/ I Homes, Inc. (a)	109,918
4,987	Meritage Homes Corporation †	313,782
1,022	National Presto Industries, Inc.	45,326
1,144	NVR, Inc. †,(a),(b)	803,088
2,576	Russ Berrie & Company, Inc. (a)	29,418
1,475	Skyline Corporation	53,690
14,895	Standard Pacific Corporation (a),(b)	548,136

		3,186,485

Internet & Catalog Retail — 0.3%
10,325	Insight Enterprises, Inc. †	202,473
4,411	J. Jill Group, Inc. (The) †	83,942

		286,415

Leisure Equipment & Products — 1.2%
2,774	Arctic Cat, Inc.	55,647
5,844	JAKKS Pacific, Inc. †,(a)	122,373
10,176	K2, Inc. †	102,879
3,406	MarineMax, Inc. †,(a)	107,527
3,690	Meade Instruments Corporation †,(a)	10,074

See Notes to Financial Statements.

16

Shares		Value

Consumer Discretionary (Continued)
Leisure Equipment & Products (Continued)
7,253	Nautilus Group, Inc. (The) (a)	$135,341
9,028	Polaris Industries, Inc. (a)	453,206
11,311	SCP Pool Corporation	420,995
4,673	Sturm Ruger & Company, Inc.	32,758

		1,440,800

Media — 0.6%
2,757	4Kids Entertainment, Inc. †,(a)	43,257
6,829	ADVO, Inc. (a)	192,441
6,700	Arbitron, Inc. (a)	254,466
14,723	CCE Spinco, Inc. †	192,871
2,370	Thomas Nelson, Inc.	58,421

		741,456

Multiline Retail — 0.1%
8,651	Fred’s, Inc., Class A (a)	140,752

Specialty Retail — 4.2%
9,754	Aaron Rents, Inc. (a)	205,614
3,595	Burlington Coat Factory Warehouse Corporation	144,555
6,765	Cato Corporation, Class A	145,109
4,647	Children’s Place Retail Stores, Inc. (The) †,(a)	229,655
7,814	Christopher & Banks Corporation (a)	146,747
4,788	Cost Plus, Inc. †,(a)	82,114
4,889	Dress Barn (The) †,(a)	188,764
9,563	Finish Line, Inc. (The), Class A	166,587
4,964	Genesco, Inc. †,(a)	192,554
4,540	Goody’s Family Clothing, Inc. (a)	43,539
4,666	Group 1 Automotive, Inc. †	146,652
5,647	Guitar Center, Inc. †	282,406
6,873	Gymboree Corporation †	160,828
4,154	Hancock Fabrics, Inc. (a)	16,907
4,868	Haverty Furniture Companies, Inc. (a)	62,749
7,752	Hibbett Sporting Goods, Inc. †	220,777
9,741	Hot Topic, Inc. †	138,809
5,085	Jo-Ann Stores, Inc. †,(a)	60,003
2,590	Jos. A. Bank Clothiers, Inc. †,(a)	112,432
9,849	Linens ’N Things, Inc. †,(a)	261,983
11,469	Men’s Wearhouse, Inc. (The) †	337,647
5,606	Movie Gallery, Inc. (a)	31,450

See Notes to Financial Statements.

17

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2005 (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Specialty Retail (Continued)
11,758	Pep Boys – Manny, Moe & Jack (The) (a)	$175,077
7,625	Select Comfort Corporation †,(a)	208,544
6,459	Sonic Automotive, Inc., Class A	143,907
5,744	Stage Stores, Inc. (a)	171,056
5,789	Stein Mart, Inc.	105,070
7,230	Too, Inc. †	203,958
7,256	Tractor Supply Company †	384,133
10,605	Zale Corporation †	266,716

		5,036,342

Textiles, Apparel & Luxury Goods — 1.7%
3,035	Ashworth, Inc. †	25,646
4,002	Brown Shoe Company, Inc. (a)	169,805
10,632	Fossil, Inc. †,(a)	228,694
5,622	K-Swiss, Inc., Class A	182,378
6,044	Kellwood Company (a)	144,331
3,073	Oxford Industries, Inc. (a)	168,093
7,994	Phillips Van Heusen Corporation	259,006
25,461	Quiksilver, Inc. †,(a)	352,380
7,181	Russell Corporation (a)	96,656
7,868	Stride Rite Corporation	106,690
12,344	Wolverine World Wide, Inc. (a)	277,246

		2,010,925

Total Consumer Discretionary		18,084,732

Consumer Staples — 3.4%
Beverages — 0.2%
2,743	Hansen Natural Corporation †,(a)	216,176

Food & Staples Retailing — 1.0%
10,924	Casey’s General Stores, Inc.	270,915
3,900	Great Atlantic & Pacific Tea Company, Inc. (The) †,(a)	123,942
5,773	Longs Drug Stores Corporation	210,079
2,871	Nash Finch Company (a)	73,153
8,157	Performance Food Group Company †,(a)	231,414
8,994	United Natural Foods, Inc. †	237,442

		1,146,945

See Notes to Financial Statements.

18

Shares		Value

Consumer Staples (Continued)
Food Products — 1.5%
4,001	American Italian Pasta Company, Class A (a)	$27,207
16,008	Corn Products International, Inc. (a),(b)	382,431
7,836	Delta & Pine Land Company	180,306
11,350	Flowers Foods, Inc.	312,806
8,017	Hain Celestial Group, Inc. (The) †	169,640
1,469	J&J Snack Foods Corporation	87,273
6,473	Lance, Inc.	120,592
3,045	Peet’s Coffee & Tea, Inc. †	92,416
6,441	Ralcorp Holdings, Inc. †	257,060
3,142	Sanderson Farms, Inc.	95,925
6,748	TreeHouse Foods, Inc. †,(a)	126,323

		1,851,979

Household Products — 0.2%
8,050	Spectrum Brands, Inc. †,(a)	163,495
3,622	WD-40 Company	95,114

		258,609

Personal Products — 0.4%
2,553	Nature’s Sunshine Products, Inc.	46,158
12,105	NBTY, Inc. †,(a)	196,707
13,772	Playtex Products, Inc. †	188,263
2,184	USANA Health Sciences, Inc. †,(a)	83,778

		514,906

Tobacco — 0.1%
18,914	Alliance One International, Inc. †,(a)	73,765

Total Consumer Staples		4,062,380

Energy — 7.8%
Energy Equipment & Services — 3.9%
2,887	Atwood Oceanics, Inc. †	225,273
16,874	Cal Dive International, Inc. †,(a),(b)	605,608
4,286	CARBO Ceramics Inc.	242,245
1,747	Dril-Quip, Inc. †	82,458
4,253	Hydril Company †,(a)	266,238
15,238	Input/ Output, Inc. †,(a)	107,123
6,636	Lone Star Technologies, Inc. †	342,816
3,175	Lufkin Industries, Inc.	158,337
9,355	Maverick Tube Corporation †,(a)	372,890

See Notes to Financial Statements.

19

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2005 (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Energy Equipment & Services (Continued)
5,000	NS Group, Inc. †	$209,050
5,800	Oceaneering International, Inc. †	288,724
5,060	Offshore Logistics, Inc. †	147,752
4,506	SEACOR Holdings, Inc. †,(a)	306,858
7,530	TETRA Technologies, Inc. †	229,816
10,015	Unit Corporation †,(b)	551,125
7,582	Veritas DGC Inc. †,(a)	269,085
6,196	W-H Energy Services, Inc. †,(a)	204,964

		4,610,362

Oil, Gas & Consumable Fuels — 3.9%
10,629	Cabot Oil & Gas Corporation, Class A	479,368
17,885	Cimarex Energy Company	769,234
12,269	Frontier Oil Corporation	460,456
16,694	Massey Energy Company (a)	632,202
4,035	Penn Virginia Corporation	231,609
3,601	Petroleum Development Corporation †	120,057
5,116	Remington Oil and Gas Corporation †	186,734
12,278	St. Mary Land & Exploration Company (a)	451,953
5,846	Stone Energy Corporation †	266,168
6,231	Swift Energy Company †	280,831
11,963	Vintage Petroleum, Inc. (b)	637,987
5,939	World Fuel Services Corporation	200,263

		4,716,862

Total Energy		9,327,224

Financials — 14.2%
Capital Markets — 0.5%
9,166	Investment Technology Group, Inc. †	324,843
4,296	Piper Jaffray Companies, Inc. †	173,558
3,419	SWS Group, Inc. (a)	71,594

		569,995

Commercial Banks — 5.5%
7,461	Boston Private Financial Holdings, Inc. (a)	226,964
6,601	Central Pacific Financial Corp.	237,108
10,106	Chittenden Corporation (a)	281,048
6,499	Community Bank System, Inc. (a)	146,552

See Notes to Financial Statements.

20

Shares		Value

Financials (Continued)
Commercial Banks (Continued)
12,210	East West Bancorp, Inc. (a)	$445,543
17,542	First BanCorp	217,696
9,851	First Midwest Bancorp, Inc.	345,376
4,982	First Republic Bank	184,384
6,812	Glacier Bancorp, Inc. (a)	204,701
8,293	Gold Banc Corporation, Inc.	151,098
9,653	Hudson United Bancorp	402,337
3,849	Irwin Financial Corporation (a)	82,446
4,314	Nara Bancorp, Inc. (a)	76,703
3,779	PrivateBancorp, Inc. (a)	134,419
4,666	Prosperity Bancshares, Inc. (a)	134,101
7,138	Provident Bankshares Corporation	241,050
16,312	Republic Bancorp, Inc. (a)	194,113
16,205	South Financial Group, Inc. (b)	446,286
9,854	Sterling Bancshares, Inc.	152,146
7,550	Sterling Financial Corporation	188,599
10,161	Susquehanna Bancshares, Inc.	240,612
16,258	TrustCo Bank Corp. NY (a)	201,924
20,219	UCBH Holdings, Inc. (a),(b)	361,516
9,661	Umpqua Holdings Corporation (a)	275,628
8,051	United Bankshares, Inc.	283,717
13,745	Whitney Holding Corporation	378,812
5,134	Wintrust Financial Corporation	281,857

		6,516,736

Consumer Finance — 0.2%
6,349	Cash America International, Inc.	147,234
4,548	Rewards Network, Inc. †,(a)	29,107
3,966	World Acceptance Corporation †	113,031

		289,372

Diversified Financial Services — 0.1%
3,816	Financial Federal Corporation (a)	169,621

Insurance — 2.8%
6,221	Delphi Financial Group, Inc.	286,228
7,772	Hilb Rogal & Hobbs Company (a)	299,300
4,490	Infinity Property & Casualty Corporation	167,073
3,782	LandAmerica Financial Group, Inc. (a)	235,997
4,003	Philadelphia Consolidated Holding Corp. †	387,050

See Notes to Financial Statements.

21

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2005 (continued)

Shares		Value

COMMON STOCKS (Continued)
Financials (Continued)
Insurance (Continued)
4,660	Presidential Life Corporation	$88,726
6,746	ProAssurance Corporation †	328,125
4,649	RLI Corporation (a)	231,846
2,173	SCPIE Holdings, Inc. †	45,198
6,124	Selective Insurance Group, Inc. (a)	325,184
3,938	Stewart Information Services Corporation	191,663
7,609	UICI	270,196
3,687	United Fire & Casualty Company (a)	149,065
7,898	Zenith National Insurance Corporation	364,256

		3,369,907

Real Estate — 3.3%
6,846	Acadia Realty Trust, REIT	137,262
9,722	Colonial Properties Trust, REIT	408,129
11,767	Commercial Net Lease Realty, Inc., REIT	239,694
4,779	EastGroup Properties, Inc., REIT	215,820
5,617	Entertainment Properties Trust, REIT	228,893
4,960	Essex Property Trust, Inc., REIT (a)	457,312
7,548	Glenborough Realty Trust, Inc., REIT (a)	136,619
6,278	Kilroy Realty Corporation, REIT (a)	388,608
11,282	Lexington Corporate Properties Trust, REIT	240,306
12,264	New Century Financial Corporation, REIT (a)	442,362
3,071	Parkway Properties Inc., REIT	123,270
10,184	Shurgard Storage Centers, Inc., REIT, Class A	577,535
3,712	Sovran Self Storage, Inc., REIT	174,353
3,816	Town & Country Trust (The), REIT (a)	129,019

		3,899,182

Thrifts & Mortgage Finance — 1.8%
3,996	Anchor Bancorp Wisconsin, Inc.	121,239
9,756	BankAtlantic Bancorp, Inc. (a)	136,584
5,783	BankUnited Financial Corporation	153,654
13,368	Brookline Bancorp, Inc. (a)	189,425
6,014	Dime Community Bancshares, Inc.	87,865
4,534	Downey Financial Corporation (a)	310,080
4,849	Fidelity Bankshares, Inc. (a)	158,562
3,593	FirstFed Financial Corporation †	195,890
7,581	Flagstar Bancorp, Inc. (a)	109,167

See Notes to Financial Statements.

22

Shares		Value

Financials (Continued)
Thrifts & Mortgage Finance (Continued)
5,073	Franklin Bank Corp. †,(a)	$91,263
14,199	Fremont General Corporation (a),(b)	329,843
5,985	MAF Bancorp, Inc. (a)	247,659

		2,131,231

Total Financials		16,946,044

Health Care — 12.0%
Biotechnology — 0.4%
7,660	ArQule, Inc. †	46,879
5,790	Cambrex Corporation	108,678
5,939	Enzo Biochem, Inc. †,(a)	73,762
9,509	Regeneron Pharmaceuticals, Inc. †,(a)	151,669
13,192	Savient Pharmaceuticals, Inc. †	49,338

		430,326

Health Care Equipment & Supplies — 6.0%
15,081	American Medical Systems Holdings, Inc. †	268,894
3,001	Analogic Corporation	143,598
5,442	ArthroCare Corp. †,(a)	229,326
5,047	BioLase Technology, Inc. (a)	40,325
3,781	Biosite, Inc. †,(a)	212,832
6,407	CONMED Corporation †	151,590
9,590	Cooper Companies, Inc. (The) (a),(b)	491,967
4,729	Cyberonics, Inc. †,(a)	152,747
2,666	Datascope Corporation	88,111
5,113	Diagnostic Products Corporation (a)	248,236
4,346	Dionex Corporation †	213,302
4,746	dj Orthopedics, Inc †,(a)	130,895
4,698	Greatbatch, Inc. †,(a)	122,195
5,746	Haemonetics Corporation †,(a)	280,750
9,633	Hologic, Inc. †	365,283
3,012	ICU Medical, Inc. †	118,100
6,958	Idexx Laboratories, Inc. †	500,837
9,894	Immucor, Inc. †	231,124
3,775	Integra LifeSciences Holdings Corporation †,(a)	133,861
5,591	Intermagnetics General Corporation †,(a)	178,353
6,885	Invacare Corporation	216,809
2,168	Kensey Nash Corporation †,(a)	47,761
4,349	Laserscope †,(a)	97,679

See Notes to Financial Statements.

23

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2005 (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care (Continued)
Health Care Equipment & Supplies (Continued)
8,267	Mentor Corporation (a)	$380,943
5,888	Merit Medical Systems, Inc. †	71,480
3,735	Osteotech, Inc. †,(a)	18,563
5,250	PolyMedica Corporation	175,717
3,746	Possis Medical, Inc. †	37,273
15,333	ResMed, Inc. †,(a)	587,407
15,640	Respironics, Inc. †,(b)	579,775
3,373	SurModics, Inc. †,(a)	124,767
8,760	Sybron Dental Specialties, Inc. †	348,736
6,937	Theragenics Corporation †,(a)	20,950
6,874	Viasys Healthcare, Inc. †	176,662
1,227	Vital Signs, Inc.	52,540

		7,239,388

Health Care Providers & Services — 4.6%
3,430	Amedisys, Inc. †,(a)	144,883
7,338	American Healthways, Inc. †,(a)	332,044
11,182	AMERIGROUP Corporation †,(b)	217,602
6,443	AmSurg Corporation †,(a)	147,287
9,262	Centene Corporation †,(a)	243,498
6,720	Cerner Corporation †,(a)	610,915
5,589	Chemed Corporation	277,661
4,538	Cross Country Healthcare, Inc. †	80,686
4,673	CryoLife, Inc. †,(a)	15,608
9,424	Dendrite International, Inc. †	135,800
4,967	Gentiva Health Services, Inc. †	73,214
14,300	Hooper Holmes, Inc.	36,465
4,483	LCA-Vision, Inc. (a)	212,987
7,866	NDCHealth Corporation †,(a)	151,263
7,431	Odyssey Healthcare, Inc. †,(a)	138,514
8,662	Owens & Minor, Inc.	238,465
5,777	PAREXEL International Corporation †,(a)	117,042
5,362	Pediatrix Medical Group, Inc. †	474,912
10,915	Pharmaceutical Product Development, Inc. (b)	676,184
3,650	RehabCare Group, Inc. †,(a)	73,730
4,004	SFBC International, Inc. †,(a)	64,104
5,552	Sierra Health Services, Inc. †	443,938

See Notes to Financial Statements.

24

Shares		Value

Health Care (Continued)
Health Care Providers & Services (Continued)
7,794	Sunrise Senior Living, Inc. †,(a)	$262,736
9,597	United Surgical Partners International, Inc. †	308,544

		5,478,082

Pharmaceuticals — 1.0%
9,051	Alpharma, Inc., Class A	258,044
3,025	Bradley Pharmaceuticals, Inc. †,(a)	28,738
3,084	CNS, Inc.	67,570
7,642	Connetics Corporation †,(a)	110,427
11,809	Medicis Pharmaceutical Corporation, Class A (a),(b)	378,479
16,815	MGI Pharma, Inc. †,(a)	288,545
5,122	Noven Pharmaceuticals, Inc. †,(a)	77,496

		1,209,299

Total Health Care		14,357,095

Industrials — 18.1%
Aerospace & Defense — 2.4%
7,168	AAR Corporation †,(a)	171,674
2,494	Applied Signal Technology, Inc.	56,614
6,441	Armor Holdings, Inc. †,(a)	274,709
5,742	Ceradyne, Inc. †,(a)	251,500
3,364	Cubic Corporation (a)	67,145
4,719	Curtiss-Wright Corporation	257,657
6,082	DRS Technologies, Inc. (a)	312,737
3,201	EDO Corporation (a)	86,619
9,070	Engineered Support Systems, Inc.	377,675
5,495	Esterline Technologies Corporation †,(a)	204,359
11,907	Gencorp, Inc. †,(a)	211,349
5,006	Kaman Corporation, Class A	98,568
7,472	Moog, Inc., Class A †	212,055
7,298	Teledyne Technologies, Inc. †	212,372
3,453	Triumph Group, Inc. †	126,414

		2,921,447

Air Freight & Logistics — 0.6%
7,075	EGL, Inc. †	265,808
6,785	Forward Air Corporation	248,670
4,384	HUB Group, Inc., Class A †	154,975

		669,453

See Notes to Financial Statements.

25

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2005 (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Airlines — 0.4%
7,855	Frontier Airlines, Inc. †,(a)	$72,580
6,277	Mesa Air Group, Inc. †,(a)	65,657
12,560	SkyWest, Inc.	337,362

		475,599

Building Products — 1.2%
6,052	Apogee Enterprises, Inc.	98,163
3,943	ElkCorp	132,721
5,639	Griffon Corporation †,(a)	134,265
12,309	Lennox International, Inc.	347,114
4,602	NCI Building Systems, Inc. †,(a)	195,493
7,945	Simpson Manufacturing Co., Inc. (a)	288,801
3,510	Universal Forest Products, Inc.	193,928

		1,390,485

Commercial Services & Supplies — 3.7%
8,362	ABM Industries, Inc. (a)	163,477
4,898	Administaff, Inc. (a)	205,961
2,016	Angelica Corporation (a)	33,345
7,075	Bowne & Company, Inc. (a)	104,993
10,675	Brady Corporation, Class A	386,221
2,710	CDI Corporation (a)	74,254
3,887	Central Parking Corporation (a)	53,330
5,948	Coinstar, Inc. †,(a)	135,793
2,546	Consolidated Graphics, Inc. †	120,528
4,582	G & K Services, Inc., Class A	179,844
5,839	Healthcare Services Group, Inc. (a)	120,926
4,035	Heidrick & Struggles International, Inc. †	129,322
6,114	John H. Harland Company (a)	229,886
11,566	Labor Ready, Inc. †,(a)	240,804
3,300	Mobile Mini, Inc. †,(a)	156,420
6,983	NCO Group, Inc. †	118,152
5,569	On Assignment, Inc. †	60,758
3,411	Portfolio Recovery Associates, Inc. †,(a)	158,407
4,969	School Specialty, Inc. †	181,070
3,384	SOURCECORP, Inc. †	81,148
12,946	Spherion Corporation †	129,589
2,753	Standard Register Company (The)	43,525

See Notes to Financial Statements.

26

Shares		Value

Industrials (Continued)
Commercial Services & Supplies (Continued)
12,376	Tetra Tech, Inc. †	$193,932
7,015	United Stationers, Inc. †	340,228
4,866	Viad Corp	142,720
1,764	Volt Information Sciences, Inc. †	33,551
10,068	Waste Connections, Inc. †	346,943
9,146	Watson Wyatt & Company Holdings, Class A (a)	255,173

		4,420,300

Construction & Engineering — 1.0%
3,371	EMCOR Group, Inc. †	227,644
5,844	Insituform Technologies, Inc., Class A †	113,198
17,164	Shaw Group Inc. (The) †	499,301
9,355	URS Corporation †	351,841

		1,191,984

Electrical Equipment — 1.7%
4,376	A.O. Smith Corporation (a)	153,598
9,763	Acuity Brands, Inc.	310,463
8,653	Artesyn Technologies, Inc. †,(a)	89,126
6,114	Baldor Electric Company (a)	156,824
5,515	C&D Technologies, Inc. (a)	42,024
6,314	MagneTek, Inc. †	20,521
6,649	Regal Beloit Corporation (a)	235,375
18,623	Roper Industries, Inc. (b)	735,795
4,187	Vicor Corporation (a)	66,196
2,135	Woodward Governor Company	183,631

		1,993,553

Industrial Conglomerates — 0.1%
2,427	Standex International Corporation	67,374
6,041	Tredegar Corporation	77,868

		145,242

Machinery — 4.4%
3,849	A.S.V., Inc. †,(a)	96,148
6,996	Albany International Corporation, Class A	252,975
3,800	Astec Industries, Inc. †,(a)	124,108
3,777	Barnes Group, Inc.	124,641
11,229	Briggs & Stratton Corporation (a),(b)	435,573
11,259	Clarcor, Inc. (a)	334,505

See Notes to Financial Statements.

27

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2005 (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Machinery (Continued)
4,612	EnPro Industries, Inc. †	$124,293
5,636	Gardner Denver, Inc. †	277,855
11,356	IDEX Corporation (b)	466,845
11,215	JLG Industries, Inc. (a)	512,077
6,111	Kaydon Corporation (a)	196,408
2,500	Lindsay Manufacturing Company (a)	48,075
3,509	Lydall, Inc. †	28,598
6,566	Manitowoc Company, Inc. (The)	329,745
7,952	Mueller Industries, Inc.	218,044
15,927	Oshkosh Truck Corporation (b)	710,185
2,515	Robbins & Myers, Inc. (a)	51,180
6,355	Stewart & Stevenson Services, Inc.	134,281
9,129	Toro Company (The) (a),(b)	399,576
3,567	Valmont Industries, Inc. (a)	119,352
6,784	Wabash National Corporation (a)	129,235
5,527	Watts Water Technologies, Inc., Class A (a)	167,413
3,263	Wolverine Tube, Inc. †	16,511

		5,297,623

Marine — 0.2%
5,571	Kirby Corporation †	290,639

Road & Rail — 1.5%
5,478	Arkansas Best Corporation	239,279
9,774	Heartland Express, Inc. (a)	198,314
15,927	Kansas City Southern Industries, Inc. †,(a)	389,097
12,424	Knight Transportation, Inc.	257,539
12,704	Landstar System, Inc. (b)	530,265
6,150	Old Dominion Freight Line, Inc. †	165,927

		1,780,421

Trading Companies & Distributors — 0.9%
5,388	Applied Industrial Technologies, Inc.	181,522
14,517	Hughes Supply, Inc. (a),(b)	520,434
996	Lawson Products, Inc. (a)	37,589
5,147	Watsco, Inc.	307,842

		1,047,387

Total Industrials		21,624,133

See Notes to Financial Statements.

28

Shares		Value

Information Technology — 15.7%
Communications Equipment — 1.3%
2,542	Bel Fuse, Inc., Class B	$80,836
9,406	Belden CDT, Inc.	229,789
3,745	Black Box Corporation (a)	177,438
2,800	Blue Coat Systems, Inc. †	128,016
10,389	C-COR.net Corporation †,(a)	50,490
4,389	Comtech Telecommunications Corp. †,(a)	134,040
4,463	Digi International, Inc. †	46,817
7,015	Ditech Communications Corporation †	58,575
15,974	Harmonic, Inc. †,(a)	77,474
4,549	Inter-Tel, Inc.	89,024
7,150	NETGEAR, Inc. †,(a)	137,637
5,344	Network Equipment Technologies, Inc. †,(a)	23,514
4,641	PC-Tel, Inc. †	40,655
10,029	Symmetricom, Inc. †,(a)	84,946
2,858	Tollgrade Communications, Inc. †	31,238
4,886	ViaSat, Inc. †,(a)	130,603

		1,521,092

Computers & Peripherals — 1.0%
24,610	Adaptec, Inc. †	143,230
9,044	Avid Technology, Inc. †,(a),(b)	495,250
5,551	Hutchinson Technology, Inc. †,(a)	157,926
6,499	Komag, Incorporated †,(a)	225,255
6,358	Novatel Wireless, Inc. †,(a)	76,995
3,396	SBS Technologies, Inc. †	34,198
5,264	Synaptics Incorporated †	130,126

		1,262,980

Electronic Equipment & Instruments — 4.0%
16,212	Aeroflex, Inc. †,(a)	174,279
6,612	Agilysys, Inc.	120,471
7,060	Anixter International, Inc. (a)	276,187
6,488	Bell Microproducts, Inc. †,(a)	49,633
9,114	Benchmark Electronics, Inc. †,(a)	306,504
5,966	Brightpoint, Inc. †	165,437
8,336	Checkpoint Systems, Inc. †,(a)	205,482
10,266	Cognex Corporation	308,904
6,759	Coherent, Inc. †	200,607
7,822	CTS Corporation (a)	86,511

See Notes to Financial Statements.

29

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2005 (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Electronic Equipment & Instruments (Continued)
3,398	Daktronics, Inc. (a)	$100,479
6,224	Electro Scientific Industries, Inc. †	150,310
15,058	FLIR Systems, Inc. †,(a),(b)	336,245
4,846	Gerber Scientific, Inc. †	46,376
5,049	Global Imaging Systems, Inc. †,(a)	174,847
5,379	Itron, Inc. †	215,375
3,104	Keithley Instruments, Inc.	43,394
4,845	Littelfuse, Inc. †	132,026
4,610	Mercury Computer Systems, Inc. †	95,104
8,184	Methode Electronics, Inc., Class A	81,595
4,294	MTS Systems Corporation	148,744
4,363	Park Electrochemical Corporation	113,351
7,907	Paxar Corporation †	155,215
3,687	Photon Dynamics, Inc. †	67,398
3,206	Planar Systems, Inc. †,(a)	26,834
4,468	RadiSys Corporation †,(a)	77,475
3,533	Rogers Corporation †	138,423
2,751	ScanSource, Inc. †,(a)	150,425
8,797	Technitrol, Inc. (a)	150,429
11,676	Trimble Navigation Ltd. †	414,381
4,005	X-Rite, Inc. (a)	40,050

		4,752,491

Information Technology Services — 2.0%
6,538	CACI International, Inc. †	375,150
4,664	Carreker Corporation †	23,273
11,939	Ciber, Inc. †,(a)	78,797
9,923	eFunds Corporation †	232,595
5,971	Gevity HR, Inc. (a)	153,574
14,278	Global Payments, Inc.	665,498
3,874	Intrado, Inc. †	89,180
2,804	iPayment, Inc. †	116,422
9,874	Keane, Inc. †	108,713
3,875	ManTech International Corporation, Class A †	107,958
4,136	MAXIMUS, Inc.	151,750
3,831	Pegasus Solutions, Inc. †,(a)	34,364

See Notes to Financial Statements.

30

Shares		Value

Information Technology (Continued)
Information Technology Services (Continued)
2,445	StarTek, Inc. (a)	$44,010
4,628	TALX Corporation	211,546

		2,392,830

Internet Software & Services — 1.0%
7,477	Digital Insight Corporation †	239,414
5,990	InfoSpace, Inc. †	154,662
5,368	J2 Global Communications, Inc. †,(a)	229,428
6,045	MIVA, Inc. †,(a)	29,923
7,543	WebEx Communications, Inc. †,(a)	163,155
5,166	Websense, Inc. †,(a)	339,096

		1,155,678

Semiconductors & Semiconductor Equipment — 2.8%
5,513	Actel Corporation †,(a)	70,180
6,356	Advanced Energy Industries, Inc. †	75,191
8,202	ATMI, Inc. †,(a)	229,410
21,820	Axcelis Technologies, Inc. †,(a)	104,081
16,179	Brooks Automation, Inc. †	202,723
4,806	Cohu, Inc.	109,913
7,752	Cymer, Inc. †	275,274
6,198	DSP Group, Inc. †	155,322
7,690	ESS Technology, Inc. †	26,377
7,649	Exar Corporation †	95,765
5,409	FEI Company †,(a)	103,691
14,936	Kopin Corporation †	79,908
11,302	Kulicke & Soffa Industries, Inc. †,(a)	99,910
13,606	Microsemi Corporation †,(a)	376,342
5,709	Pericom Semiconductor Corporation †	45,501
8,958	Photronics, Inc. †	134,907
6,413	Power Integrations, Inc. †	152,694
3,086	Rudolph Technologies, Inc. †,(a)	39,748
34,382	Skyworks Solutions, Inc. †,(a)	175,004
4,548	Standard Microsystems Corporation †	130,482
2,555	Supertex, Inc. †	113,059
5,241	Ultratech, Inc. †,(a)	86,057
8,196	Varian Semiconductor Equipment Associates, Inc. †	360,050
5,795	Veeco Instruments, Inc. †	100,427

		3,342,016

See Notes to Financial Statements.

31

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2005 (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Software — 3.6%
5,033	Altiris, Inc. †	$85,007
6,935	ANSYS, Inc. †	296,055
6,170	Captaris, Inc. †	22,767
2,236	Catapult Communications Corporation †	33,070
2,775	EPIQ Systems, Inc. †,(a)	51,448
7,345	FactSet Research Systems, Inc. (a)	302,320
9,043	FileNet Corporation †	233,762
12,901	Hyperion Solutions Corporation †,(b)	462,114
8,384	Internet Security Systems, Inc. †	175,645
6,257	JDA Software Group, Inc. †	106,432
6,915	Kronos, Inc. †	289,462
6,008	Manhattan Associates, Inc. †	123,044
4,487	MapInfo Corporation †	56,581
8,318	MICROS Systems, Inc. †	401,926
4,683	MRO Software, Inc. †	65,749
9,526	Napster, Inc. †,(a)	33,532
4,311	Open Solutions Inc. †	98,808
5,422	Phoenix Technologies Ltd. †	33,942
8,618	Progress Software Corporation †	244,579
1,776	Quality Systems, Inc. †,(a)	136,326
4,959	Radiant Systems, Inc. †	60,301
8,017	Secure Computing Corporation †,(a)	98,288
6,283	Serena Software, Inc. †,(a)	147,273
5,379	Sonic Solutions †,(a)	81,277
3,515	SPSS, Inc. †	108,719
15,380	Take-Two Interactive Software, Inc. †,(a)	272,226
13,676	THQ, Inc. †,(a)	326,173

		4,346,826

Total Information Technology		18,773,913

Materials — 5.5%
Chemicals — 1.1%
6,667	A. Schulman, Inc. (a)	143,474
5,134	Arch Chemicals, Inc.	153,507
7,405	Georgia Gulf Corporation (a)	225,260
6,315	H.B. Fuller Company (a)	202,522
5,442	MacDermid, Incorporated	151,832

See Notes to Financial Statements.

32

Shares		Value

Materials (Continued)
Chemicals (Continued)
2,764	Material Sciences Corporation †	$38,972
6,279	OM Group, Inc. †,(a)	117,794
8,923	Omnova Solutions, Inc. †,(a)	42,831
1,946	Penford Corporation	23,741
19,956	PolyOne Corporation †	128,317
2,110	Quaker Chemical Corporation	40,575
3,732	Wellman, Inc. (a)	25,303

		1,294,128

Construction Materials — 0.9%
10,235	Florida Rock Industries, Inc.	502,129
9,104	Headwaters Incorporated †,(a)	322,646
4,992	Texas Industries, Inc. (a)	248,801

		1,073,576

Containers & Packaging — 0.6%
7,587	AptarGroup, Inc.	396,041
6,247	Caraustar Industries, Inc. †,(a)	54,286
4,277	Chesapeake Corporation	72,624
6,791	Myers Industries, Inc.	99,013
6,762	Rock – Tenn Company, Class A	92,301

		714,265

Metals & Mining — 2.5%
2,116	A.M. Castle & Co. †	46,214
6,747	Aleris International, Inc. †	217,523
4,781	AMCOL International Corporation	98,106
4,173	Brush Engineered Materials, Inc. †	66,351
4,737	Carpenter Technology Corporation	333,816
4,958	Century Aluminum Company †	129,949
4,950	Chaparral Steel Company †	149,738
4,760	Cleveland-Cliffs, Inc. (a)	421,593
12,641	Commercial Metals Company (a),(b)	474,543
5,484	Quanex Corporation	274,036
6,010	Reliance Steel & Aluminum Company	367,331
4,997	RTI International Metals, Inc. †	189,636
5,478	Ryerson Tull, Inc. (a)	133,225
2,415	Steel Technologies, Inc. (a)	67,596

		2,969,657

See Notes to Financial Statements.

33

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2005 (continued)

Shares		Value

COMMON STOCKS (Continued)
Materials (Continued)
Paper & Forest Products — 0.4%
7,179	Buckeye Technologies, Inc. †	$57,791
2,668	Deltic Timber Corporation	138,363
3,204	Neenah Paper, Inc. (a)	89,712
3,540	Pope & Talbot, Inc.	29,488
3,309	Schweitzer-Mauduit International, Inc. (a)	81,997
11,133	Wausau-Mosinee Paper Corporation (a)	131,926

		529,277

Total Materials		6,580,903

Telecommunication Services — 0.2%
Diversified Telecommunication Services — 0.2%
4,739	Commonwealth Telephone Enterprises, Inc.	160,036
10,200	General Communication, Inc., Class A †	105,366

		265,402

Utilities — 4.3%
Electric Utilities — 1.0%
6,529	ALLETE, Inc.	287,276
2,666	Central Vermont Public Service (a)	48,014
10,842	Cleco Corporation	226,056
10,420	El Paso Electric Company †	219,237
1,133	Green Mountain Power Corporation	32,596
2,809	UIL Holdings Corporation	129,186
7,539	UniSource Energy Corporation (a)	235,217

		1,177,582

Gas Utilities — 2.9%
17,498	Atmos Energy Corporation (a),(b)	457,748
2,471	Cascade Natural Gas Corporation	48,209
15,907	Energen Corporation (b)	577,742
4,595	Laclede Group, Inc.	134,220
5,979	New Jersey Resources Corporation	250,460
5,980	Northwest Natural Gas Company (a)	204,397
16,626	Piedmont Natural Gas, Inc. (a)	401,684
6,230	South Jersey Industries, Inc. (a)	181,542
21,236	Southern Union Company †,(b)	501,807

See Notes to Financial Statements.

34

Shares		Value

Utilities (Continued)
Gas Utilities (Continued)
8,492	Southwest Gas Corporation	$224,189
22,767	UGI Corporation (b)	469,000

		3,450,998

Multi-Utilities — 0.3%
10,541	Avista Corporation (a)	186,681
2,942	CH Energy Group, Inc. (a)	135,038

		321,719

Water Utilities — 0.1%
3,644	American States Water Company (a)	112,235

Total Utilities		5,062,534

TOTAL COMMON STOCKS
(Cost $72,391,805)		115,084,360

Principal
Amount

U.S. TREASURY BILL — 0.1%
(Cost $199,207)
$200,000	3.658% due 02/09/2006 (b),(c)	199,207

REPURCHASE AGREEMENT — 0.7%
(Cost $800,000)
800,000	Agreement with State Street Bank and Trust Company, 3.900% dated 12/30/2005, to be repurchased at $800,347 on 01/03/2006, collateralized by $815,000 FHLMC, 5.500% maturing 11/16/2015 (value $819,075)	800,000

Shares

COLLATERAL FOR SECURITIES ON LOAN — 23.4%
(Cost $27,987,355)
27,987,355	State Street Navigator Securities Trust – Prime Portfolio (d)	27,987,355

See Notes to Financial Statements.

35

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2005 (continued)

		Value

TOTAL INVESTMENTS
(Cost $101,378,367)	120.5%	$144,070,922
OTHER ASSETS AND LIABILITIES (Net)	(20.5)	(24,540,396)

NET ASSETS	100.0%	$119,530,526

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Security, or a portion thereof, pledged as collateral for futures contracts.

(c)	Rate represents annualized yield at date of purchase.

(d)	As of December 31, 2005, the market value of the securities on loan is $27,112,181.

ABBREVIATIONS:

FHLMC — Federal Home Loan Mortgage Corporation
REIT  — Real Estate Investment Trust

See Notes to Financial Statements.

36

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37

The Munder S&P® Index Funds

Statements of Assets and Liabilities, December 31, 2005

	Munder	Munder
	S&P® MidCap	S&P® SmallCap
	Index Equity Fund	Index Equity Fund

ASSETS:
Investments, at value
See accompanying schedules:
Securities(a)	$97,884,930	$143,270,922
Repurchase agreement	—	800,000

Total Investments	97,884,930	144,070,922
Cash	—	282,195
Interest receivable	—	173
Dividends receivable	59,999	123,850
Receivable for investment securities sold	8,064,041	3,620,909
Receivable for Fund shares sold	143,697	165,705
Prepaid expenses and other assets	3,416	4,432

Total Assets	106,156,083	148,268,186

LIABILITIES:
Custodian overdraft payable	3,983,822	—
Payable for Fund shares redeemed	216,937	185,261
Payable for investment securities purchased	243,423	425,638
Payable upon return of securities loaned	14,018,823	27,987,355
Variation margin payable on open futures contracts	11,957	12,350
Trustees’ fees and expenses payable	29,104	31,667
Shareholder servicing fees payable	14,198	30,946
Transfer agency/record keeping fees payable	14,135	17,067
Administration fees payable	11,889	17,219
Custody fees payable	8,719	12,606
Investment advisory fees payable	442	693
Accrued expenses and other payables	17,445	16,858

Total Liabilities	18,570,894	28,737,660

NET ASSETS	$87,585,189	$119,530,526

Investments, at cost	$70,716,574	$101,378,367

(a)	Including $13,594,295 and $27,112,181 of securities loaned for the Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund, respectively.

See Notes to Financial Statements.

38

	Munder	Munder
	S&P® MidCap	S&P® SmallCap
	Index Equity Fund	Index Equity Fund

NET ASSETS consist of :
Accumulated distributions in excess of net investment income	$(23,834)	$(26,265)
Accumulated net realized gain/(Accumulated net realized loss) on investments sold	1,497,377	(314,411)
Net unrealized appreciation of investments	27,145,560	42,639,771
Paid-in capital	58,966,086	77,231,431

	$87,585,189	$119,530,526

NET ASSETS:
Class K Shares	$64,120,167	$106,875,237

Class Y Shares	$23,465,022	$12,655,289

SHARES OUTSTANDING:
Class K Shares	6,021,020	6,698,312

Class Y Shares	1,913,544	794,887

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$10.65	$15.96

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$12.26	$15.92

See Notes to Financial Statements.

39

The Munder S&P® Index Funds

Statements of Operations, For the Year Ended December 31, 2005

	Munder	Munder
	S&P® MidCap	S&P® SmallCap
	Index Equity	Index Equity
	Fund	Fund

INVESTMENT INCOME:
Interest	$85,436	$79,718
Dividends(a)	1,312,848	1,290,215
Securities lending	17,460	52,165

Total Investment Income	1,415,744	1,422,098

EXPENSES:
Shareholder servicing fees:
Class K Shares	181,495	273,622
Investment advisory fees	141,882	183,146
Administration fees	153,174	190,110
Custody fees	93,411	121,706
Transfer agency/record keeping fees	42,865	55,257
Legal and audit fees	39,237	39,938
Trustees’ fees and expenses	30,687	31,732
Registration and filing fees	888	1,616
Other	32,553	34,614

Total Expenses	716,192	931,741

NET INVESTMENT INCOME	699,552	490,357

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from:
Security transactions	9,442,656	5,775,119
Futures contracts	282,244	1,560
Net change in unrealized appreciation/(depreciation) of:
Securities	(921,147)	1,759,648
Futures contracts	(63,325)	(56,571)

Net realized and unrealized gain on investments	8,740,428	7,479,756

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,439,980	$7,970,113

(a)	Net of dividend taxes withheld of $270 on the Munder S&P® SmallCap Index Equity Fund.

See Notes to Financial Statements.

40

The Munder S&P® Index Funds

Statements of Changes in Net Assets

	Munder S&P® MidCap
	Index Equity Fund

	Year Ended	Year Ended
	December 31, 2005	December 31, 2004

Net investment income	$699,552	$624,478
Net realized gains from security transactions and futures contracts	9,724,900	3,799,394
Net change in unrealized appreciation/(depreciation) of securities and futures contracts	(984,472)	13,534,214

Net increase in net assets resulting from operations	9,439,980	17,958,086
Dividends to shareholders from net investment income:
Class K Shares	(483,584)	(581,477)
Class Y Shares	(185,159)	(151,892)
Distributions to shareholders from net realized gains:
Class K Shares	(5,718,865)	(2,245,883)
Class Y Shares	(1,976,047)	(452,609)
Net increase/(decrease) in net assets from Fund share transactions:
Class K Shares	(40,477,201)	1,746,641
Class Y Shares	1,554,782	1,527,086
Short-term trading fees	3,039	—

Net increase/(decrease) in net assets	(37,843,055)	17,799,952
NET ASSETS:
Beginning of year	125,428,244	107,628,292

End of year	$87,585,189	$125,428,244

Accumulated distributions in excess of net investment income	$(23,834)	$(14,789)

See Notes to Financial Statements.

41

The Munder S&P® Index Funds

Statements of Changes in Net Assets

	Munder S&P® SmallCap
	Index Equity Fund

	Year Ended	Year Ended
	December 31, 2005	December 31, 2004

Net investment income	$490,357	$474,836
Net realized gains from security transactions and futures contracts	5,776,679	5,485,650
Net change in unrealized appreciation/(depreciation) of securities and futures contracts	1,703,077	17,495,871

Net increase in net assets resulting from operations	7,970,113	23,456,357
Dividends to shareholders from net investment income:
Class K Shares	(347,280)	(368,100)
Class Y Shares	(71,507)	(82,877)
Distributions to shareholders from net realized gains:
Class K Shares	(2,987,121)	(1,838,222)
Class Y Shares	(350,375)	(234,240)
Net increase/(decrease) in net assets from Fund share transactions:
Class K Shares	(10,529,499)	(2,138,573)
Class Y Shares	(2,454,841)	2,017,487
Short-term trading fees	431	—

Net increase/(decrease) in net assets	(8,770,079)	20,811,832
NET ASSETS:
Beginning of year	128,300,605	107,488,773

End of year	$119,530,526	$128,300,605

Accumulated distributions in excess of net investment income	$(26,265)	$(16,176)

See Notes to Financial Statements.

42

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43

The Munder S&P® Index Funds

Statements of Changes in Net Assets — Capital Stock Activity

	Munder S&P® MidCap
	Index Equity Fund

	Year Ended	Year Ended
	December 31, 2005	December 31, 2004

Amount
Class K Shares:
Sold	$8,121,398	$27,184,409
Issued as reinvestment of dividends and distributions	1,069,402	345
Redeemed	(49,668,001)	(25,438,113)

Net increase/(decrease)	$(40,477,201)	$1,746,641

Class Y Shares:
Sold	$5,552,455	$5,644,721
Issued as reinvestment of dividends and distributions	1,580,489	152
Redeemed	(5,578,162)	(4,117,787)

Net increase	$1,554,782	$1,527,086

Shares
Class K Shares:
Sold	749,958	2,831,294
Issued as reinvestment of dividends and distributions	99,397	33
Redeemed	(4,758,875)	(2,583,316)

Net increase/(decrease)	(3,909,520)	248,011

Class Y Shares:
Sold	440,894	502,650
Issued as reinvestment of dividends and distributions	127,569	13
Redeemed	(446,219)	(367,075)

Net increase	122,244	135,588

See Notes to Financial Statements.

44

	Munder S&P® SmallCap
	Index Equity Fund

	Year Ended	Year Ended
	December 31, 2005	December 31, 2004

Amount
Class K Shares:
Sold	$8,283,516	$19,084,962
Issued as reinvestment of dividends and distributions	42,811	2,059
Redeemed	(18,855,826)	(21,225,594)

Net decrease	$(10,529,499)	$(2,138,573)

Class Y Shares:
Sold	$3,927,975	$4,789,932
Issued as reinvestment of dividends and distributions	214,795	—
Redeemed	(6,597,611)	(2,772,445)

Net increase/(decrease)	$(2,454,841)	$2,017,487

Shares
Class K Shares:
Sold	534,071	1,405,137
Issued as reinvestment of dividends and distributions	2,664	135
Redeemed	(1,217,290)	(1,544,599)

Net decrease	(680,555)	(139,327)

Class Y Shares:
Sold	251,096	345,374
Issued as reinvestment of dividends and distributions	13,383	—
Redeemed	(423,983)	(201,988)

Net increase/(decrease)	(159,504)	143,386

See Notes to Financial Statements.

45

Munder S&P® MidCap Index Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	K Shares

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	12/31/05		12/31/04	12/31/03	12/31/02	12/31/01

Net asset value, beginning of period	$10.46		$9.29	$6.94	$8.21	$8.50

Income/(loss) from investment operations:
Net investment income	0.07		0.05	0.04	0.05	0.08
Net realized and unrealized gain/(loss) on investments	1.16		1.40	2.34	(1.27)	(0.24)

Total from investment operations	1.23		1.45	2.38	(1.22)	(0.16)

Less distributions:
Dividends from net investment income	(0.08)		(0.06)	(0.03)	(0.05)	(0.07)
Distributions from net realized gains	(0.96)		(0.22)	—	—	(0.06)

Total distributions	(1.04)		(0.28)	(0.03)	(0.05)	(0.13)

Short-term trading fees	(0.00	)(c)	—	—	—	—

Net asset value, end of period	$10.65		$10.46	$9.29	$6.94	$8.21

Total return(b)	11.74%		15.66%	34.45%	(14.96)%	(1.57)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$64,120		$103,876	$89,945	$44,928	$21,180
Ratio of operating expenses to average net assets	0.82%		0.73%	0.74%	0.59%	0.43%
Ratio of net investment income to average net assets	0.68%		0.48%	0.50%	0.60%	1.00%
Portfolio turnover rate	17%		24%	7%	28%	22%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.82%		0.73%	0.74%	0.77%	0.99%

(a)	The Munder S&P® MidCap Index Equity Fund Class K Shares and Class Y Shares commenced operations on November 4, 1999 and February 13, 1998, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

46

Y Shares

Year		Year	Year	Year	Year
Ended		Ended	Ended	Ended	Ended
12/31/05		12/31/04	12/31/03	12/31/02	12/31/01

$12.03		$10.68	$7.97	$9.43	$9.74

0.11		0.08	0.06	0.08	0.11
1.33		1.62	2.70	(1.47)	(0.26)

1.44		1.70	2.76	(1.39)	(0.15)

(0.10)		(0.09)	(0.05)	(0.07)	(0.09)
(1.11)		(0.26)	—	—	(0.07)

(1.21)		(0.35)	(0.05)	(0.07)	(0.16)

(0.00	)(c)	—	—	—	—

$12.26		$12.03	$10.68	$7.97	$9.43

12.00%		15.94%	34.82%	(14.86)%	(1.29)%

$23,465		$21,552	$17,683	$10,727	$9,424
0.57%		0.48%	0.49%	0.34%	0.18%
0.94%		0.73%	0.75%	0.85%	1.25%
17%		24%	7%	28%	22%
0.57%		0.48%	0.49%	0.52%	0.81%

See Notes to Financial Statements.

47

Munder S&P® SmallCap Index Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	K Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01

Net asset value, beginning of period	$15.40	$12.91	$9.39	$11.10	$10.96

Income/(loss) from investment operations:
Net investment income	0.06	0.05	0.02	0.04	0.05
Net realized and unrealized gain/(loss) on investments	1.00	2.74	3.52	(1.71)	0.53

Total from investment operations	1.06	2.79	3.54	(1.67)	0.58

Less distributions:
Dividends from net investment income	(0.05)	(0.05)	(0.02)	(0.04)	(0.04)
Distributions from net realized gains	(0.45)	(0.25)	—	—	(0.40)

Total distributions	(0.50)	(0.30)	(0.02)	(0.04)	(0.44)

Short-term trading fees	0.00 (c)	—	—	—	—

Net asset value, end of period	$15.96	$15.40	$12.91	$9.39	$11.10

Total return(b)	6.84%	21.62%	37.76%	(15.07)%	6.26%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$106,875	$113,631	$97,034	$60,751	$81,407
Ratio of operating expenses to average net assets	0.79%	0.75%	0.79%	0.52%	0.43%
Ratio of net investment income to average net assets	0.38%	0.38%	0.16%	0.34%	0.49%
Portfolio turnover rate	17%	19%	13%	12%	23%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.79%	0.75%	0.79%	0.68%	0.69%

(a)	The Munder S&P® SmallCap Index Equity Fund Class K Shares and Class Y Shares commenced operations on November 4, 1999 and August 7, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Amount is less than $0.01 per share.

See Notes to Financial Statements.

48

Y Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
12/31/05	12/31/04	12/31/03	12/31/02	12/31/01

$15.37	$12.89	$9.38	$11.08	$10.94

0.09	0.09	0.05	0.06	0.08
1.00	2.73	3.50	(1.69)	0.52

1.09	2.82	3.55	(1.63)	0.60

(0.09)	(0.09)	(0.04)	(0.07)	(0.06)
(0.45)	(0.25)	—	—	(0.40)

(0.54)	(0.34)	(0.04)	(0.07)	(0.46)

0.00 (c)	—	—	—	—

$15.92	$15.37	$12.89	$9.38	$11.08

7.07%	21.96%	38.04%	(14.80)%	6.45%

$12,655	$14,670	$10,455	$6,391	$8,136
0.54%	0.50%	0.54%	0.27%	0.18%
0.62%	0.63%	0.41%	0.59%	0.74%
17%	19%	13%	12%	23%
0.54%	0.50%	0.54%	0.43%	0.45%

See Notes to Financial Statements.

49

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2005

1. Organization

    As of December 31, 2005, the Munder Funds consisted of 26 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the following series of MST: Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund (each, a “Fund” and collectively, the “S&P® Index Funds”). Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. Each Fund is classified as a diversified management investment company under the 1940 Act. The goal of the Munder S&P® MidCap Index Equity Fund is to provide performance and income that is comparable to the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400®”). The S&P MidCap 400® is a capitalization-weighted index that measures the performance of the mid-cap sector of the U.S. stock market. The goal of the Munder S&P® SmallCap Index Equity Fund is to provide performance and income that is comparable to the Standard & Poor’s SmallCap 600® Index (“S&P SmallCap 600®”). The S&P SmallCap 600® is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market. Each Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    Each of the S&P® Index Funds has two classes of shares — Class K and Class Y Shares. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Funds’ prospectus, without either a front-end sales charge or a contingent deferred sales charge. Both classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of

50

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2005 (continued)

significant accounting policies followed by each Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including financial futures contracts, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities are valued at the mean of the bid and asked prices. Securities for which market quotations are not readily available are valued using broker-dealer quotations or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Futures Contracts: Each Fund used futures contracts for hedging purposes, for cash management purposes, for the purpose of remaining fully invested, or for the purpose of maintaining liquidity. Upon entering into a futures contract, a Fund deposited with the broker, or pledged as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in a futures contract were recorded as unrealized appreciation/ (depreciation) of futures contracts. A Fund recognizes a realized gain or loss from futures contracts when the contract is closed.

    There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

    Repurchase Agreements: Each repurchase agreement entered into by each Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that

51

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2005 (continued)

in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/ or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to a Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: Each Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Each Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. A Fund also continues to receive the equivalent of the interest or dividends paid on the loaned securities. A Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to each Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of each Fund are then prorated among the share classes, as applicable, based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. The Fund instructs the custodian to segregate assets with a current market value at least equal to the amount of its when-issued purchase commitments.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% will be assessed on certain redemptions of Fund Shares made within 60 days of purchase as described in the Funds’ prospectus. The fee, which is retained by each Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as short-term trading fees.

52

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2005 (continued)

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available) by each Fund. Each Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”), through its World Asset Management division, is entitled to receive from each Fund a fee, computed and payable daily, based on the average daily net assets of each Fund, at the following annual rates:

Fees on Average
Daily Net Assets

Munder S&P® MidCap Index Equity Fund	0.15%
Munder S&P® SmallCap Index Equity Fund	0.15%

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from each S&P® Index Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of each Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from each Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended December 31, 2005, the Advisor earned $153,174 and $190,110 before payment of sub-administration fees and $98,119 and $123,225 after payment of sub-administration fees for its administrative services to the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund, respectively. During the year ended

53

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2005 (continued)

December 31, 2005, the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund paid an annual effective rate of 0.1619% and 0.1556%, respectively, for administrative services.

    Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 96% of the Advisor (87% on a fully diluted basis) as of December 31, 2005. Comerica Bank provides certain sub-transfer agency and related services to each Fund. As compensation for the sub-transfer agency and related services provided to each Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of each Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $9,553 and $12,327 for its sub-transfer agency and other related services provided to the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund, respectively, for the year ended December 31, 2005.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Munder Funds have a Distribution and Service Plan (the “Plan”) with respect to Class K Shares. Under the Plan, service fees are collected from each Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services to their customers that invest in Class K Shares. The maximum rate, as a percentage of average daily net assets, payable under the Plan is 0.25% on Class K Shares. No payments are made under the Plan with regard to Class Y Shares.

54

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2005 (continued)

    Comerica Bank is among the Service Organizations who may receive fees from the S&P® Index Funds under the Plan. For shareholder services provided to Class K shareholders for the year ended December 31, 2005, the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund paid $181,495 and $273,622, respectively, to Comerica Bank.

5. Securities Transactions

    For the year ended December 31, 2005, cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were as follows:

	Purchases	Sales

Munder S&P® MidCap Index Equity Fund	$15,553,674	$59,587,494
Munder S&P® SmallCap Index Equity Fund	20,834,029	37,095,099

    At December 31, 2005, aggregate cost for Federal income tax purposes, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost, aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value, and net unrealized appreciation for Federal income tax purposes were as follows:

				Net Unrealized
	Aggregate Cost	Unrealized	Unrealized	Appreciation
	For Federal	Appreciation	Depreciation	For Federal
	Income Tax	For Tax	For Tax	Income Tax
	Purposes	Purposes	Purposes	Purposes

Munder S&P® MidCap Index Equity Fund	$71,353,489	$28,230,253	$1,698,812	$26,531,441
Munder S&P® SmallCap Index Equity Fund	103,858,728	45,832,285	5,620,091	40,212,194

    At December 31, 2005, the S&P® Index Funds had the following open financial futures contracts:

		Notional	Market
	Number of	Value of	Value of	Unrealized
	Contracts	Contracts	Contracts	Depreciation

Munder S&P® MidCap Index Equity Fund:
S&P® 400 Index, March 2006 (long position)	11	$4,110,396	$4,087,600	$(22,796)
Munder S&P® SmallCap Index Equity Fund:
Russell 2000 Index, March 2006 (long position)	13	4,461,734	4,408,950	(52,784)

55

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2005 (continued)

6. Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the S&P® Index Funds, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of each S&P® Index Fund for which a loan is extended. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the year ended December 31, 2005, neither S&P® Index Fund utilized the revolving line of credit. For the year ended December 31, 2005, total commitment fees incurred by the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund were $1,452 and $1,698, respectively.

7. Indemnification Obligations

    Each Fund has a variety of indemnification obligations under contracts with its service providers. Each Fund’s maximum exposure under these arrangements is unknown. However, the S&P® Index Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole. A Fund may also utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends received deduction for income tax purposes.

    As determined on December 31, 2005, permanent differences resulting primarily from return of capital and capital gain distributions from real estate investment trusts along with distribution redesignations were reclassified at

56

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2005 (continued)

year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

		Accumulated
	Undistributed	Net
	Net Investment	Realized
	Income/(Loss)	Gain/(Loss)

Munder S&P® MidCap Index Equity Fund	$(39,854)	$39,854
Munder S&P® SmallCap Index Equity Fund	(81,659)	81,659

    The tax character of distributions paid to shareholders during the years ended December 31, 2005 and December 31, 2004 was as follows:

	Year Ended			Year Ended
	December 31, 2005			December 31, 2004

	Ordinary	Long-Term		Ordinary	Long-Term
	Income	Capital Gain	Total	Income	Capital Gain	Total

Munder S&P® MidCap Index Equity Fund	$2,122,294	$6,241,361	$8,363,655	$733,369	$2,698,492	$3,431,861
Munder S&P® SmallCap Index Equity Fund	1,064,083	2,692,200	3,756,283	434,605	2,088,834	2,523,439

    At December 31, 2005, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Unrealized
	Ordinary	Capital	Appreciation/
	Income	Gains	(Depreciation)	Total

Munder S&P® MidCap Index Equity Fund	$155,786	$1,955,709	$26,531,441	$28,642,936
Munder S&P® SmallCap Index Equity Fund	133,230	1,979,935	40,212,194	42,325,359

    The differences between book and tax unrealized appreciation are primarily due to wash sales, future contracts mark to market and return of capital dividend payments.

9. Subsequent Event

    On February 14, 2006, the S&P Index Funds’ Board of Trustees approved a change in each Fund’s fiscal year end from December 31 to June 30.

10. Tax Information (Unaudited)

    Of the dividends distributed during the year ended December 31, 2005 by the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund, 68.30% and 90.69%, respectively, qualify for the dividends received deduction for corporate shareholders.

57

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2005 (continued)

    Of the dividends distributed during the year ended December 31, 2005 by the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund, 53.79% and 36.57%, respectively, are considered qualified dividend income.

    For the year ended December 31, 2005, the amounts of long-term capital gain distributions designated by the Funds are noted below:

Fund	Amount

Munder S&P® MidCap Index Equity Fund	$6,241,361
Munder S&P® SmallCap Index Equity Fund	$2,692,200

11. Quarterly Portfolio Schedule (Unaudited)

    Each Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. Each Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of each Fund’s portfolio holdings are available on our website, www.munder.com.

12. Proxy Voting Policies and Procedures (Unaudited)

    A description of the policies and procedures that the S&P® Index Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13. Proxy Voting Record (Unaudited)

    Each Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by each Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

58

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2005 (continued)

14. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of December 31, 2005, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
	Position(s)	Office(1) and	Occupation(s)	Complex
	with the	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 58	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (10/97 to 12/05).	26	Fieldstone Investment Corporation (since 11/03).

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 58	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate/manufacturing company) (since 1991).	26	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	26	None

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 67	Trustee	Indefinite; since 11/89	Vice President, Macomb College (since 7/01); Dean, Macomb College (since 9/97).	26	None

59

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2005 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
	Position(s)	Office(1) and	Occupation(s)	Complex
	with the	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	26	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 49	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	26	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04).

60

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2005 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
	Position(s)	Office(1) and	Occupation(s)	Complex
	with the	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 47	Trustee(3)	Indefinite; Since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	25	Taubman Centers, Inc. (since 1/97).

Interested Trustee

Michael T. Monahan(4) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 66	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99); Chairman of Munder Capital Management (investment advisor) (10/99 to 12/00); Chairman and Chief Executive Officer of Munder Capital Management (10/99 to 12/99).	26	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his/her death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he/she attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MST II only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, the indirect parent company of Munder Capital Management, the Fund’s advisor. Mr. Monahan also receives retirement and health benefits from Comerica.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

61

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2005 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Officers

Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 43	President & Principal Executive Officer	through 2/06; since 8/04	President and Chief Investment Officer of Munder Capital Management (investment advisor) (since 2/05); Executive Vice President, Investment Management of Comerica Bank (since 3/05); President of Pierce Street Advisors, LLC (investment advisor) (since 5/05); President, Chief Operating Officer and Chief Investment Officer of Munder Capital Management (8/04 to 2/05); President and Chief Investment Officer of Munder Capital Management (1/02 to 8/04); Chief Investment Officer-Equity of Munder Capital Management (5/00 to 1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97 to 5/00).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 47	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/06; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Executive Vice President and General Counsel of Munder Capital Management (7/00 to 2/05); Deputy General Counsel of Strong Capital Management, Inc. (investment advisor) (12/92 to 7/00).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 39	Vice President & Principal Financial Officer	through 2/06; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05); Associate of Heartland Industrial Partners (a private equity group) (10/99 to 5/00); Sr. Portfolio Manager of Munder Capital Management (1/98 to 10/99).

Cherie N. Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 37	Treasurer & Principal Accounting Officer	through 2/06; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01); Manager, Audit and Business Advisory Practice, Arthur Andersen LLP (5/95 to 9/99).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

62

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Munder Series Trust and the Shareholders of Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund (two of the portfolios comprising Munder Series Trust) (the “Funds”) as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund of Munder Series Trust at December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 10, 2006

63

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64

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Compliance
Officer and Chief Legal Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR

World Asset Management,
a division of Munder Capital Management
255 East Brown Street
Birmingham, MI 48009
ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNINDX1205

ANNUAL REPORT
December 31, 2005
Institutional
Money Market Fund
Comerica Class K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

Letter to Shareholders

DEAR SHAREHOLDERS:

    The S&P 500® Index, a widely recognized measure of the performance of the U.S. stock market, generated a return of 4.91% for 2005. During the year, however, there were significant shifts in performance. The Index posted a negative return of -0.81% for the first half of 2005, followed by a 5.77% return for the second half of the year. The Lehman Brothers Aggregate Bond Index, which measures the performance of the investment-grade U.S. taxable bond market, posted a positive return of 2.43% for 2005. Like the S&P 500®, its performance shifted significantly during the year, from a positive return of 2.51% during the first half of the year to a negative return of -0.08% for the second half of 2005. The three-month Treasury bill, a proxy for money market performance, had a 3.07% return for the year.

    Given the continual shifts in the relative performance of various investment styles, our investment strategies, which have strong institutional roots, are designed to be applied consistently across market environments. Each Fund adheres to a clearly defined investment discipline representing a particular segment of the stock or bond market. Investment parameters are established to help manage risk. Although there is no guarantee that we will achieve our goal, this disciplined approach to investing is designed to reduce the variability of returns and to focus on security selection. We believe that the selection of securities is a key strength of our investment management teams.

    On the following pages, you will find information about the Institutional Money Market Fund. If you have any questions about your current investments, please call your financial advisor. You may also contact us by calling 1-800-4MUNDER (468-6337) or by accessing our website at www.munder.com. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Shareholder Fee Example
iv	Investment Allocation
1	Portfolio of Investments
6	Statement of Assets and Liabilities
7	Statement of Operations
8	Statements of Changes in Net Assets
10	Financial Highlights
12	Notes to Financial Statements
22	Report of Independent Registered Public Accounting Firm

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the six-month period starting July 1, 2005 and ending December 31, 2005.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your account is an IRA, your expenses may also have included a $10 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

ii

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/05	12/31/05	7/1/05-12/31/05	Ratio

Actual
Comerica Class K	$1,000.00	$1,017.10	$2.08	0.41%
Comerica Class Y	$1,000.00	$1,018.40	$0.81	0.16%

Hypothetical
Comerica Class K	$1,000.00	$1,023.14	$2.09	0.41%
Comerica Class Y	$1,000.00	$1,024.40	$0.82	0.16%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

iii

Institutional Money Market Fund

Investment Allocation, December 31, 2005 (Unaudited)

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2005. The following pie chart illustrates the allocation of the Fund’s investments. A complete list of holdings as of December 31, 2005 is contained in the Portfolio of Investments, which begins on the following page. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

iv

Institutional Money Market Fund

Portfolio of Investments, December 31, 2005

Principal
Amount		Value

ASSET-BACKED SECURITIES — 0.9%
Domestic Securities — 0.9%
$2,457,487	Navistar Financial Corporation Owner Trust, Series 2005-A, Class A1, 3.616% due 07/17/2006	$2,457,487
7,876,557	Volkswagen Auto Loan Enhanced Trust, Series 2005-1, Class A1, 4.366% due 11/20/2006	7,876,557

TOTAL ASSET-BACKED SECURITIES
(Cost $10,334,044)		10,334,044

CERTIFICATES OF DEPOSIT — 8.1%
Domestic Security — 1.6%
20,000,000	Washington Mutual, Inc., 4.140% due 01/03/2006	20,000,000

Yankee Securities — 6.5%
25,000,000	Fortis Bank, 4.250% due 01/06/2006	24,999,890
25,000,000	HBOS Treasury Services PLC, 4.329% due 01/27/2006	25,000,000
15,000,000	Rabobank Nederland, 3.550% due 02/13/2006	15,000,000
15,000,000	Royal Bank of Scotland PLC, 4.010% due 07/20/2006	15,000,000

		79,999,890

TOTAL CERTIFICATES OF DEPOSIT
(Cost $99,999,890)		99,999,890

COMMERCIAL PAPER — 67.8%
Domestic Securities — 54.8%
15,000,000	American Honda Finance Corporation, 4.230% due 01/09/2006 (a)	14,985,900
25,000,000	Barclays U.S. Funding LLC, 4.360% due 03/20/2006 (a)	24,763,833
15,000,000	Barton Capital LLC, 4.130% due 01/05/2006 (a)	14,993,117
20,000,000	CAFCO LLC, 3.990% due 01/09/2006 (a)	19,982,267
20,000,000	CHARTA LLC, 4.120% due 01/12/2006 (a)	19,974,822

See Notes to Financial Statements.

1

Institutional Money Market Fund

Portfolio of Investments, December 31, 2005 (continued)

Principal
Amount		Value

COMMERCIAL PAPER (Continued)
Domestic Securities (Continued)
$20,000,000	CIESCO, L.P., 4.160% due 01/11/2006 (a)	$19,976,889
15,000,000	CIT Group Inc., 3.770% due 01/13/2006 (a)	14,981,150
20,000,000	CRC Funding LLC, 4.330% due 02/15/2006 (a)	19,891,750
20,000,000	Crown Point Capital Company, 4.400% due 03/16/2006 (a)	19,819,111
20,000,000	DaimlerChrysler NA Holding Corporation, 4.250% due 01/06/2006 (a)	19,988,194
25,000,000	Edison Asset Securitization LLC, 4.340% due 03/08/2006 (a)	24,801,083
20,000,000	Falcon Asset Securitization Corporation, 4.190% due 01/18/2006 (a)	19,960,428
25,000,000	Fcar Owner Trust, Series I, 4.360% due 03/07/2006 (a)	24,803,194
20,000,000	Galaxy Funding, Inc., 4.220% due 02/07/2006 (a)	19,913,256
25,000,000	Golden Funding Corporation, 4.360% due 03/03/2006 (a)	24,815,306
25,000,000	ING U.S. Funding LLC, 4.300% due 02/13/2006 (a)	24,871,597
25,000,000	Jupiter Securitization Corporation, 4.200% due 01/06/2006 (a)	24,985,417
25,000,000	Liberty Street Funding Corporation, 4.290% due 01/18/2006 (a)	24,949,354
15,000,000	Mane Funding Corporation, 4.150% due 01/10/2006 (a)	14,984,438
20,000,000	Mont Blanc Capital Corporation, 4.070% due 01/17/2006 (a)	19,963,822
30,000,000	New Center Asset Trust, 4.230% due 01/03/2006 (a)	29,992,950
20,000,000	Old Line Funding Corporation, 4.170% due 01/05/2006 (a)	19,990,733
20,000,000	Park Avenue Receivables Corporation, 4.160% due 01/06/2006 (a)	19,988,444
25,000,000	Preferred Receivables Funding Corporation, 4.300% due 01/20/2006 (a)	24,943,264

See Notes to Financial Statements.

2

Principal
Amount		Value

Domestic Securities (Continued)
$25,000,000	Ranger Funding Company LLC, 4.270% due 01/10/2006 (a)	$24,973,313
20,000,000	Scaldis Capital LLC, 4.200% due 02/08/2006 (a)	19,911,333
25,000,000	Sheffield Receivables Corp., 4.300% due 01/24/2006 (a)	24,931,320
25,000,000	Sigma Finance, Inc., 4.070% due 01/13/2006 (a)	24,966,083
	Thunder Bay Funding, Inc.:
10,000,000	4.060% due 01/17/2006 (a)	9,981,956
15,000,000	4.390% due 03/14/2006 (a)	14,868,300
20,000,000	Variable Funding Capital Corporation, 4.260% due 01/17/2006 (a)	19,962,133
25,000,000	Yorktown Capital LLC, 4.290% due 01/04/2006 (a)	24,991,063

		672,905,820

Yankee Securities — 13.0%
25,000,000	ANZ National Bank, 4.030% due 01/13/2006 (a)	24,966,417
20,000,000	Bank of Ireland, 4.302% due 04/13/2006 (a)	20,000,000
20,000,000	Calyon North America, Inc., 4.325% due 02/13/2006 (a)	19,896,680
20,000,000	Macquarie Bank Limited, 4.340% due 07/12/2006 (a)	20,000,000
25,000,000	Skandinaviska Enskilda Banken AB, 4.340% due 01/23/2006 (a)	24,999,963
25,000,000	Societe Generale North America, 4.390% due 03/28/2006 (a)	24,737,819
25,000,000	UBS Finance, Inc., 4.330% due 02/21/2006 (a)	24,846,646

		159,447,525

TOTAL COMMERCIAL PAPER
(Cost $832,353,345)		832,353,345

See Notes to Financial Statements.

3

Institutional Money Market Fund

Portfolio of Investments, December 31, 2005 (continued)

Principal
Amount		Value

CORPORATE BONDS AND NOTES — 13.8%
$25,000,000	Bank of America NA, 4.420% due 03/20/2006 (b)	$25,000,000
20,000,000	Beta Finance, Inc., MTN, 144A, 4.326% due 01/27/2006 (b),(c),(d),(e)	19,999,965
20,000,000	CC USA, Inc., MTN, 144A, 4.324% due 07/28/2006 (b),(c),(d),(e)	19,999,430
25,000,000	Fifth Third Bancorp, 144A, 4.350% due 11/23/2009 (b),(c),(d),(e)	25,000,000
20,000,000	K2 USA LLC, MTN, 144A, 4.310% due 06/12/2006 (b),(c),(d),(e)	20,000,000
20,000,000	Toyota Motor Credit Corporation, Series B, MTN, 4.319% due 04/26/2006 (b)	20,000,000
20,000,000	Wells Fargo Bank NA, 4.310% due 03/22/2006 (b)	20,000,000
20,000,000	World Savings Bank FSB, 4.070% due 01/18/2006 (b)	20,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $169,999,395)		169,999,395

FUNDING AGREEMENT — 2.0%
(Cost $25,000,000)
25,000,000	Jackson National Life Insurance Co., 4.030% due 09/27/2006 (b),(f),(g)	25,000,000

REPURCHASE AGREEMENTS — 7.6%
30,000,000	Agreement with Merrill Lynch & Company, Inc., 4.250% dated 12/30/2005, to be repurchased at $30,014,167 on 01/03/2006, collateralized by $31,900,000 FHLMC Gold, 5.000% maturing 10/01/2035 (value $30,901,870)	30,000,000
60,000,000	Agreement with Salomon Brothers Holdings, Inc., 4.270% dated 12/30/2005, to be repurchased at $60,028,467 on 01/03/2006, collateralized by $48,672,673 FMAC, 4.000%-5.500% having maturities from 06/01/2008-11/01/2035 (value $14,998,345) and $167,971,956 FNMA, 3.994%-8.000% having maturities from 10/01/2009-12/01/2035 (value $46,201,655)	60,000,000

See Notes to Financial Statements.

4

Principal
Amount		Value

$3,032,000	Agreement with State Street Bank and Trust Company, 3.900% dated 12/30/2005, to be repurchased at $3,033,314 on 01/03/2006, collateralized by $3,035,000 U.S. Treasury Note, 4.375% maturing 08/15/2012 (value $3,092,969)	$3,032,000

TOTAL REPURCHASE AGREEMENTS
(Cost $93,032,000)		93,032,000

TOTAL INVESTMENTS
(Cost $1,230,718,674)	100.2%	1,230,718,674
OTHER ASSETS AND LIABILITIES (Net)	(0.2)	(1,916,221)

NET ASSETS	100.0%	$1,228,802,453

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable rate security. The interest rate shown reflects the rate in effect as of December 31, 2005.

(c)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(e)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

(f)	Security subject to restrictions on resale under the terms of the Funding Agreement.

(g)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 10% of its net assets in illiquid securities. At December 31, 2005, this security represents $25,000,000, 2.0% of net assets.

Security	Acquisition Date	Cost

Jackson National Life Insurance Co., 4.030% due 09/27/2006	09/27/2005	$25,000,000

ABBREVIATIONS:

FHLMC — Federal Home Loan Mortgage Corporation
FMAC — Federal Mortgage Association Corporation
FNMA — Federal National Mortgage Association
MTN  — Medium Term Note

See Notes to Financial Statements.

5

Institutional Money Market Fund

Statement of Assets and Liabilities, December 31, 2005

ASSETS:
Investments, at value
See accompanying schedules:
Securities	$1,137,686,674
Repurchase agreements	93,032,000

Total Investments	1,230,718,674
Interest receivable	1,615,657
Receivable from Advisor	192,605
Prepaid expenses and other assets	38,573

Total Assets	1,232,565,509

LIABILITIES:
Dividends payable	3,237,231
Custodian overdraft payable	3,776
Investment advisory fees payable	171,247
Transfer agency/record keeping fees payable	142,520
Administration fees payable	89,792
Trustees’ fees and expenses payable	43,959
Shareholder servicing fees payable — Comerica Class K Shares	25,391
Custody fees payable	13,443
Accrued expenses and other payables	35,697

Total Liabilities	3,763,056

NET ASSETS	$1,228,802,453

Investments, at cost	$1,230,718,674

NET ASSETS consist of:
Undistributed net investment income	$5,163
Paid-in capital	1,228,797,290

$1,228,802,453

NET ASSETS:
Comerica Class K Shares	$116,798,397

Comerica Class Y Shares	$1,112,004,056

SHARES OUTSTANDING:
Comerica Class K Shares	116,798,396

Comerica Class Y Shares	1,111,998,312

COMERICA CLASS K SHARES:
Net asset value, offering price and redemption price per share	$1.00

COMERICA CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$1.00

See Notes to Financial Statements.

6

Institutional Money Market Fund

Statement of Operations, For the Year Ended December 31, 2005

INVESTMENT INCOME:
Interest	$36,256,367

EXPENSES:
Shareholder servicing fees:
Comerica Class K Shares	163,075
Investment advisory fees	2,219,134
Administration fees	1,068,712
Transfer agency/record keeping fees	453,389
Custody fees	161,053
Legal and audit fees	71,088
Trustees’ fees and expenses	33,114
Printing and mailing fees	19,706
Registration and filing fees	2,289
Other	132,102

Total Expenses	4,323,662
Fees waived and expenses reimbursed by Advisor	(2,433,005)

Net Expenses	1,890,657

NET INVESTMENT INCOME	34,365,710

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,365,710

See Notes to Financial Statements.

7

Institutional Money Market Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2005	December 31, 2004(a)

Net investment income	$34,365,710	$13,803,487

Net increase in net assets resulting from operations	34,365,710	13,803,487
Dividends to shareholders from net investment income:
Comerica Class K Shares	(1,946,708)	(43,954)
Comerica Class Y Shares	(32,419,002)	(13,759,533)
Net increase/(decrease) in net assets from Fund share transactions:
Comerica Class K Shares	105,135,855	11,662,541
Comerica Class Y Shares	160,362,412	(55,018,479)

Net increase/(decrease) in net assets	265,498,267	(43,355,938)
NET ASSETS:
Beginning of year	963,304,186	1,006,660,124

End of year	$1,228,802,453	$963,304,186

Undistributed net investment income	$5,163	$5,163

Capital Stock Activity(b):
Comerica Class K Shares:
Sold	$637,848,255	$43,424,579
Issued as reinvestment of dividends	1,256,969	43,954
Redeemed	(533,969,369)	(31,805,992)

Net increase	$105,135,855	$11,662,541

Comerica Class Y Shares:
Sold	$2,784,759,966	$2,905,951,719
Issued as reinvestment of dividends	7,009,094	2,715,672
Redeemed	(2,631,406,648)	(2,963,685,870)

Net increase/(decrease)	$160,362,412	$(55,018,479)

(a)	The Institutional Money Market Fund Comerica Class K Shares commenced operations on September 20, 2004.

(b)	Since the Institutional Money Market Fund has sold, issued as reinvestment of dividends, and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

See Notes to Financial Statements.

8

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9

Institutional Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Comerica
	Class K Shares

	Year	Period
	Ended	Ended
	12/31/05	12/31/04

Net asset value, beginning of period	$1.00	$1.00

Income from investment operations:
Net investment income	0.029	0.004

Total from investment operations	0.029	0.004

Less distributions:
Dividends from net investment income	(0.029)	(0.004)

Total distributions	(0.029)	(0.004)

Net asset value, end of period	$1.00	$1.00

Total return(b)	2.88%	0.43%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$116,798	$11,663
Ratio of operating expenses to average net assets	0.41%	0.37	%(c)
Ratio of net investment income to average net assets	2.98%	1.62	%(c)
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.62%	0.61	%(c)

(a)	The Institutional Money Market Fund Comerica Class K and Comerica Class Y Shares commenced operations on September 20, 2004 and January 4, 1999, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Annualized.

See Notes to Financial Statements.

10

Comerica
Class Y Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
12/31/05	12/31/04	12/31/03	12/31/02	12/31/01

$1.00	$1.00	$1.00	$1.00	$1.00

0.031	0.013	0.011	0.018	0.041

0.031	0.013	0.011	0.018	0.041

(0.031)	(0.013)	(0.011)	(0.018)	(0.041)

(0.031)	(0.013)	(0.011)	(0.018)	(0.041)

$1.00	$1.00	$1.00	$1.00	$1.00

3.14%	1.28%	1.12%	1.79%	4.20%

$1,112,004	$951,642	$1,006,660	$1,223,380	$553,773
0.16%	0.12%	0.12%	0.12%	0.12%
3.10%	1.27%	1.11%	1.74%	3.63%
0.37%	0.36%	0.33%	0.31%	0.33%

See Notes to Financial Statements.

11

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2005

1. Organization

    As of December 31, 2005, the Munder Funds consisted of 26 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Institutional Money Market Fund (the “Fund”), a series of MST. Financial statements of the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 2 classes of shares — Comerica Class K and Comerica Class Y Shares. Comerica Class K and Comerica Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a contingent deferred sales charge (CDSC). Both classes of shares have identical rights and voting privileges.

    On September 26, 2005, the Fund changed its name from the Munder Institutional Money Market Fund to the Institutional Money Market Fund. On the same date, the Fund’s Class K Shares and Class Y Shares were renamed Comerica Class K Shares and Comerica Class Y Shares, respectively.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

12

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2005 (continued)

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or to use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated between the share classes based on their relative average net assets.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current market value at least equal to the amount of its when-issued purchase commitments.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

13

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2005 (continued)

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.20% of its average daily net assets.

    The Advisor voluntarily waived fees and reimbursed certain expenses of the Fund in the amounts of $496,638 and $1,936,367, respectively for the year ended December 31, 2005. This amount is reflected as fees waived and expenses reimbursed by Advisor in the accompanying Statement of Operations. During the year ended December 31, 2005, the Fund paid an annual effective rate of 0.1552% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended December 31, 2005, the Advisor earned $1,068,712 before payment of sub-administration fees and $714,775 after payment of sub-administration fees for its administrative services to the Fund. During the year ended December 31, 2005, the Fund paid an annual effective rate of 0.0963% for administrative services.

    Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 96% of the Advisor (87% on a fully diluted basis) as of December 31, 2005. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to each Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $64,764 for its sub-transfer agency and other related services provided to the Fund for the year ended December 31, 2005.

14

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2005 (continued)

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Comerica Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The maximum rate, as a percentage of average daily net assets, payable under the Plan is 0.25%.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended December 31, 2005, the Fund paid $0 to Comerica Securities and $90,598 to Comerica Bank for shareholder services provided to Comerica Class K shareholders.

5. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally

15

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2005 (continued)

accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    During the years ended December 31, 2005 and December 31, 2004, distributions of $34,365,710 and $13,803,487, respectively, were paid to shareholders from ordinary income on a tax basis.

    At December 31, 2005, the components of distributable earnings on a tax basis consisted of $42,794 of undistributed ordinary income.

    The difference between book and tax distributable earnings is primarily due to deferred trustees’ fees.

    At December 31, 2005, aggregate cost for Federal income tax purposes was $1,230,718,674.

7. Subsequent Event

    On February 14, 2006, the Fund’s Board of Trustees approved a change in the Fund’s fiscal year end from December 31 to June 30.

8. Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

9. Proxy Voting Policies and Procedures (Unaudited)

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

16

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2005 (continued)

10. Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

11.	Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of December 31, 2005, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 58	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (10/97 to 12/05).	26	Fieldstone Investment Corporation (since 11/03).

17

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2005 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 58	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/ real estate/ manufacturing company) (since 1991).	26	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	26	None

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 67	Trustee	Indefinite; since 11/89	Vice President, Macomb College (since 7/01); Dean, Macomb College (since 9/97).	26	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	26	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

18

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2005 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 49	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	26	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04).

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 47	Trustee(3)	Indefinite; since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	25	Taubman Centers, Inc. (since 1/97).

19

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2005 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(4) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 66	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99); Chairman of Munder Capital Management (investment advisor) (10/99 to 12/00); Chairman and Chief Executive Officer of Munder Capital Management (10/99 to 12/99).	26	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his/her death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he/she attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, the indirect parent company of Munder Capital Management, the Fund’s advisor. Mr. Monahan also receives retirement and health benefits from Comerica.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

20

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2005 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers
Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 43	President & Principal Executive Officer	through 2/06; since 8/04	President and Chief Investment Officer of Munder Capital Management (investment advisor) (since 2/05); Executive Vice President, Investment Management of Comerica Bank (since 3/05); President of Pierce Street Advisors, LLC (investment advisor) (since 5/05); President, Chief Operating Officer and Chief Investment Officer of Munder Capital Management (8/04 to 2/05); President and Chief Investment Officer of Munder Capital Management (1/02 to 8/04); Chief Investment Officer-Equity of Munder Capital Management (5/00 to 1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97 to 5/00).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 47	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/06; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); General Counsel of Munder Capital Management (7/00 to 2/05); Deputy General Counsel of Strong Capital Management, Inc. (investment advisor) (12/92 to 7/00).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 39	Vice President & Principal Financial Officer	through 2/06; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05); Associate of Heartland Industrial Partners (a private equity group) (10/99 to 5/00).

Cherie N. Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 37	Treasurer & Principal Accounting Officer	through 2/06; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

21

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Munder Series Trust and the
Shareholders of Institutional Money Market Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Institutional Money Market Fund (formerly Munder Institutional Money Market Fund) (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Institutional Money Market Fund of Munder Series Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 10, 2006

22

[This Page Intentionally Left Blank]

23

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNINSTYK1205

ANNUAL REPORT
December 31, 2005
Liquidity Money
Market Fund

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    The S&P 500® Index, a widely recognized measure of the performance of the U.S. stock market, generated a return of 4.91% for 2005. During the year, however, there were significant shifts in performance. The Index posted a negative return of -0.81% for the first half of 2005, followed by a 5.77% return for the second half of the year. The Lehman Brothers Aggregate Bond Index, which measures the performance of the investment-grade U.S. taxable bond market, posted a positive return of 2.43% for 2005. Like the S&P 500®, its performance shifted significantly during the year, from a positive return of 2.51% during the first half of the year to a negative return of -0.08% for the second half of 2005. The three-month Treasury bill, a proxy for money market performance, had a 3.07% return for the year.

    Given the continual shifts in the relative performance of various investment styles, our investment strategies, which have strong institutional roots, are designed to be applied consistently across market environments. Each Fund adheres to a clearly defined investment discipline representing a particular segment of the stock or bond market. Investment parameters are established to help manage risk. Although there is no guarantee that we will achieve our goal, this disciplined approach to investing is designed to reduce the variability of returns and to focus on security selection. We believe that the selection of securities is a key strength of our investment management teams.

    On the following pages, you will find information about the Liquidity Money Market Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Shareholder Fee Example
iv	Investment Allocation
1	Portfolio of Investments
6	Statement of Assets and Liabilities
7	Statement of Operations
8	Statements of Changes in Net Assets
9	Financial Highlights
11	Notes to Financial Statements
20	Report of Independent Registered Public Accounting Firm

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees,
12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the six-month period starting July 1, 2005 and ending December 31, 2005.

Actual Expenses

    The first line of the table below entitled “Actual” provides information about actual account values and actual expenses for the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the first line entitled “Actual” under the heading “Expenses Paid During Period.” If your account is an IRA, your expenses may also have included a $10 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The second line of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

ii

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period*
	7/1/05	12/31/05	7/1/05-12/31/05

Actual	$1,000.00	$1,015.20	$3.86
Hypothetical	$1,000.00	$1,021.37	$3.87

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio of 0.76% by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

iii

Liquidity Money Market Fund

Investment Allocation, December 31, 2005 (Unaudited)

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2005. The following pie chart illustrates the allocation of the Fund’s investments. A complete list of holdings as of December 31, 2005 is contained in the Portfolio of Investments, which begins on the following page. You may obtain currently available holdings data by calling (800) 438-5789.

iv

Liquidity Money Market Fund

Portfolio of Investments, December 31, 2005

Principal
Amount		Value

CERTIFICATES OF DEPOSIT — 8.5%
Domestic Security — 2.1%
$3,000,000	Washington Mutual, Inc., 4.130% due 01/03/2006	$3,000,000

Yankee Securities — 6.4%
3,000,000	HBOS Treasury Services PLC, 4.329% due 01/27/2006	3,000,000
3,000,000	Rabobank Nederland, 3.550% due 02/13/2006	3,000,000
3,000,000	Royal Bank of Scotland PLC, 4.010% due 07/20/2006	3,000,000

		9,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $12,000,000)		12,000,000

COMMERCIAL PAPER — 59.5%
Domestic Securities — 53.1%
3,000,000	ANZ Delaware Inc., 4.370% due 03/15/2006 (a)	2,973,416
3,000,000	Barton Capital LLC, 4.000% due 01/09/2006 (a)	2,997,333
3,000,000	CAFCO LLC, 3.990% due 01/09/2006 (a)	2,997,340
3,000,000	CHARTA LLC, 4.120% due 01/12/2006 (a)	2,996,223
3,000,000	CIESCO, L.P., 4.160% due 01/11/2006 (a)	2,996,533
3,000,000	CRC Funding LLC, 4.330% due 02/07/2006 (a)	2,986,649
3,000,000	Crown Point Capital Company, 4.400% due 03/16/2006 (a)	2,972,867
3,000,000	DaimlerChrysler NA Holding Corporation, 4.250% due 01/06/2006 (a)	2,998,229
3,000,000	Falcon Asset Securitization Corporation, 4.360% due 02/23/2006 (a)	2,980,743
3,000,000	Fcar Owner Trust, Series II, 4.410% due 03/15/2006 (a)	2,973,173
3,000,000	Galaxy Funding, Inc., 4.250% due 02/15/2006 (a)	2,984,063

See Notes to Financial Statements.

1

Liquidity Money Market Fund

Portfolio of Investments, December 31, 2005 (continued)

Principal
Amount		Value

COMMERCIAL PAPER (Continued)
Domestic Securities (Continued)
$3,000,000	Golden Funding Corporation, 4.360% due 03/03/2006 (a)	$2,977,837
3,000,000	Jupiter Securitization Corporation, 4.200% due 01/06/2006 (a)	2,998,250
3,000,000	Lexington Parker Capital Corporation, 3.700% due 01/13/2006 (a)	2,996,300
3,000,000	Liberty Street Funding Corporation, 4.290% due 01/18/2006 (a)	2,993,922
3,000,000	Mont Blanc Capital Corporation, 4.070% due 01/17/2006 (a)	2,994,573
3,000,000	Park Avenue Receivables Corporation, 4.340% due 02/02/2006 (a)	2,988,427
3,000,000	Preferred Receivables Funding Corporation, 4.300% due 01/20/2006 (a)	2,993,192
3,000,000	Ranger Funding Company LLC, 4.240% due 01/12/2006 (a)	2,996,113
3,000,000	Scaldis Capital LLC, 4.110% due 01/25/2006 (a)	2,991,780
3,000,000	Sheffield Receivables Corp., 4.300% due 01/24/2006 (a)	2,991,758
3,000,000	Sigma Finance, Inc., 4.250% due 02/21/2006 (a)	2,981,938
3,000,000	Thunder Bay Funding, Inc., 4.060% due 01/17/2006 (a)	2,994,587
	Variable Funding Capital Corporation:
3,000,000	4.150% due 01/04/2006 (a)	2,998,962
3,000,000	4.260% due 01/17/2006 (a)	2,994,320

		74,748,528

See Notes to Financial Statements.

2

Principal
Amount		Value

Yankee Securities — 6.4%
$3,000,000	Bank of Ireland, 2.870% due 04/13/2006 (a)	$3,000,000
3,000,000	Macquarie Bank Limited, 4.340% due 07/12/2006 (a)	3,000,000
3,000,000	Skandinaviska Enskilda Banken AB, 4.300% due 02/09/2006 (a)	2,986,025

		8,986,025

TOTAL COMMERCIAL PAPER
(Cost $83,734,553)		83,734,553

CORPORATE BONDS AND NOTES — 12.8%
3,000,000	Bank of America NA, 4.420% due 03/20/2006 (b)	3,000,000
3,000,000	CC USA, Inc., MTN, 144A, 4.324% due 07/28/2006 (b),(c),(d),(e)	2,999,915
3,000,000	K2 USA LLC, MTN, 144A, 4.310% due 06/12/2006 (b),(c),(d),(e)	3,000,000
3,000,000	Toyota Motor Credit Corporation, Series B, MTN, 4.319% due 04/26/2006 (b)	3,000,000
3,000,000	Wells Fargo Bank NA, 4.310% due 03/22/2006 (b)	3,000,000
3,000,000	World Savings Bank FSB, 4.070% due 01/18/2006 (b)	3,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $17,999,915)		17,999,915

See Notes to Financial Statements.

3

Liquidity Money Market Fund

Portfolio of Investments, December 31, 2005 (continued)

Principal
Amount		Value

REPURCHASE AGREEMENTS — 19.1%
$15,000,000	Agreement with Merrill Lynch & Company, Inc., 4.250% dated 12/30/2005, to be repurchased at $15,007,083 on 01/03/2006, collateralized by $15,950,000 FHLMC Gold, 5.000% maturing 10/01/2035 (value $15,450,935)	$15,000,000
11,911,000	Agreement with State Street Bank and Trust Company, 3.900% dated 12/30/2005, to be repurchased at $11,916,161 on 01/03/2006, collateralized by $12,030,000 U.S. Treasury Note, 4.125% maturing 08/15/2008 (value $12,150,300)	11,911,000

TOTAL REPURCHASE AGREEMENTS
(Cost $26,911,000)		26,911,000

TOTAL INVESTMENTS
(Cost $140,645,468)	99.9%	$140,645,468
OTHER ASSETS AND LIABILITIES (Net)	0.1	106,582

NET ASSETS	100.0%	$140,752,050

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable rate security. The interest rate shown reflects the rate in effect as of December 31, 2005.

(c)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(e)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

ABBREVIATIONS:

FHLMC — Federal Home Loan Mortgage Corporation
MTN   — Medium Term Note

See Notes to Financial Statements.

4

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5

Liquidity Money Market Fund

Statement of Assets and Liabilities, December 31, 2005

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$113,734,468
Repurchase agreements	26,911,000

Total Investments	140,645,468
Cash	571
Interest receivable	210,531
Prepaid expenses and other assets	8,656

Total Assets	140,865,226

LIABILITIES:
Trustees’ fees and expenses payable	32,545
Administration fees payable	19,410
Transfer agency/record keeping fees payable	16,681
Distribution and shareholder servicing fees payable	12,640
Custody fees payable	1,644
Investment advisory fees payable	546
Accrued expenses and other payables	29,710

Total Liabilities	113,176

NET ASSETS	$140,752,050

Investments, at cost	$140,645,468

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(9,389)
Accumulated net realized loss on investments sold	(664)
Paid-in capital	140,762,103

$140,752,050

Net asset value, offering price and redemption price per share ($140,752,050/140,779,208 shares outstanding)	$1.00

See Notes to Financial Statements.

6

Liquidity Money Market Fund

Statement of Operations, For the Year Ended December 31, 2005

INVESTMENT INCOME:
Interest	$4,332,019

EXPENSES:
Distribution and shareholder servicing fees	473,529
Investment advisory fees	473,529
Administration fees	207,021
Transfer agency/record keeping fees	48,537
Printing and mailing fees	42,665
Legal and audit fees	37,907
Trustees’ fees and expenses	30,884
Custody fees	30,210
Registration and filing fees	5,512
Other	15,598

Total Expenses	1,365,392
Fees waived by distributor	(338,237)

Net Expenses	1,027,155

NET INVESTMENT INCOME	3,304,864

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,304,864

See Notes to Financial Statements.

7

Liquidity Money Market Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2005	December 31, 2004

Net investment income	$3,304,864	$813,902

Net increase in net assets resulting from operations	3,304,864	813,902
Dividends to shareholders from net investment income	(3,304,864)	(813,864)
Net increase in net assets from Fund share transactions	4,347,150	7,716,911

Net increase in net assets	4,347,150	7,716,949
NET ASSETS:
Beginning of year	136,404,900	128,687,951

End of year	$140,752,050	$136,404,900

Accumulated distributions in excess of net investment income	$(9,389)	$(9,389)

Capital Stock Activity(a):
Sold	$254,591,163	$236,237,127
Issued as reinvestment of dividends	3,304,860	813,835
Redeemed	(253,548,873)	(229,334,051)

Net increase	$4,347,150	$7,716,911

(a)	Since the Liquidity Money Market Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

See Notes to Financial Statements.

8

Liquidity Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.025	0.006	0.003	0.010	0.035

Total from investment operations	0.025	0.006	0.003	0.010	0.035

Less distributions:
Dividends from net investment income	(0.025)	(0.006)	(0.003)	(0.010)	(0.035)

Total distributions	(0.025)	(0.006)	(0.003)	(0.010)	(0.035)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return(b)	2.48%	0.62%	0.30%	1.05%	3.52%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$140,752	$136,405	$128,688	$133,187	$165,734
Ratio of operating expenses to average net assets	0.76%	0.77%	0.98%	0.94%	0.84%
Ratio of net investment income to average net assets	2.44%	0.62%	0.28%	1.06%	3.39%
Ratio of operating expenses to average net assets without expense waivers	1.01%	1.02%	1.08%	0.94%	0.84%

(a)	The Liquidity Money Market Fund commenced operations on June 4, 1997.

(b)	Total return represents aggregate total return for the period indicated.

See Notes to Financial Statements.

9

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10

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2005

1.	Organization

    The Fund is part of The Munder Funds family (the “Munder Funds” or the “Funds”), which consisted of 26 portfolios as of December 31, 2005, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Liquidity Money Market Fund (the “Fund”), a series of MST. Financial statements for the remaining Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has one class of shares, which are sold without either a front-end sales charge or a contingent deferred sales charge (CDSC).

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that, in the event of counterparty default, the Fund has the right to accelerate the

11

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2005 (continued)

seller’s repurchase obligation and/or to use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions and Net Investment Income: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.35% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average

12

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2005 (continued)

daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended December 31, 2005, the Advisor earned $207,021 before payment of sub-administration fees and $134,704 after payment of sub-administration fees for its administrative services to the Fund. During the year ended December 31, 2005, the Fund paid an annual effective rate of 0.1530% for administrative services.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica Incorporated (“Comerica”), Comerica Securities, Inc. (“Comerica Securities”) or any of Comerica’s other affiliates receives any compensation from MST, MSTII or @Vantage. Comerica, through its wholly-owned subsidiary Comerica Bank, owns approximately 96% of the Advisor (87% on a fully diluted basis) as of December 31, 2005.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) that was adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, service

13

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2005 (continued)

fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund). The maximum rate, as a percentage of average daily net assets, payable under the Plan is 0.35%.

    During the year ended December 31, 2005, the Distributor voluntarily waived a portion of its 12b-1 fees in the amount of $338,237. This amount is reflected as fees waived by distributor in the accompanying Statement of Operations. Pursuant to a Reimbursement Agreement with the Fund, the Distributor may seek reimbursement under certain circumstances for the portion of this waiver and other waivers that occurred on or after August 12, 2003 and represents amounts expended from the Distributor’s own resources to cover actual expenses or costs on behalf of the Fund. At December 31, 2005, no portion of any amounts waived by the Distributor was eligible for reimbursement. The Reimbursement Agreement is subject to annual renewal by the Board of Trustees.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended December 31, 2005, the Fund paid $174 to Comerica Securities and $0 to Comerica Bank for shareholder services provided to Fund shareholders.

5. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

14

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2005 (continued)

    During the years ended December 31, 2005 and December 31, 2004, distributions of $3,304,864 and $813,864, respectively, were paid to shareholders from ordinary income on a tax basis.

    At December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Capital
Income	Loss Carryover	Total

$17,610	$(664)	$16,946

    The differences between book and tax distributable earnings are primarily due to deferred trustees’ fees.

    As determined at December 31, 2005, the Fund had available for Federal income tax purposes, $664 of unused capital losses of which $123 expires in 2007, $537 expires in 2009, and $4 expires in 2011.

    At December 31, 2005, aggregate cost for Federal income tax purposes was $140,645,468.

7. Subsequent Event

    On February 14, 2006, the Fund’s Board of Trustees approved a change in the Fund’s fiscal year end from December 31 to June 30.

8. Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

9. Proxy Voting Policies and Procedures (Unaudited)

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

15

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2005 (continued)

10. Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

11. Trustees and Executive Officers (Unaudited)

Information about the Trustees and Executive Officers of the Munder Funds as of December 31, 2005, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
	Position(s)	Office(1) and	Occupation(s)	Complex
	with the	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 58	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (10/97 to 12/05).	26	Fieldstone Investment Corporation (since 11/03).

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 58	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate/manufacturing company) (since 1991).	26	None

16

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2005 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
	Position(s)	Office(1) and	Occupation(s)	Complex
	with the	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	26	None

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 67	Trustee	Indefinite; since 11/89	Vice President, Macomb College (since 7/01); Dean, Macomb College (since 9/97).	26	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	26	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 49	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	26	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04).

17

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2005 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
	Position(s)	Office(1) and	Occupation(s)	Complex
	with the	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 47	Trustee(3)	Indefinite; since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	25	Taubman Centers, Inc. (since 1/97).

Interested Trustee

Michael T. Monahan(4) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 66	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99); Chairman of Munder Capital Management (investment advisor) (10/99 to 12/00); Chairman and Chief Executive Officer of Munder Capital Management (10/99 to 12/99).	26	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his/her death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he/she attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, the indirect parent company of Munder Capital Management, the Fund’s advisor. Mr. Monahan also receives retirement and health benefits from Comerica.

The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

18

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2005 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers

Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 43	President & Principal Executive Officer	through 2/06; since 8/04	President and Chief Investment Officer of Munder Capital Management (investment advisor) (since 2/05); Executive Vice President, Investment Management of Comerica Bank (since 3/05); President of Pierce Street Advisors, LLC (investment advisor) (since 5/05); President, Chief Operating Officer and Chief Investment Officer of Munder Capital Management (8/04 to 2/05); President and Chief Investment Officer of Munder Capital Management (1/02 to 8/04); Chief Investment Officer-Equity of Munder Capital Management (5/00 to 1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97 to 5/00).
Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 47	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/06; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); General Counsel of Munder Capital Management (7/00 to 2/05); Deputy General Counsel of Strong Capital Management, Inc. (investment advisor) (12/92 to 7/00).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 39	Vice President & Principal Financial Officer	through 2/06; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05); Associate of Heartland Industrial Partners (a private equity group) (10/99 to 5/00).

Cherie N. Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 37	Treasurer & Principal Accounting Officer	through 2/06; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

19

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Munder Series Trust and the Shareholders of Liquidity Money Market Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Liquidity Money Market Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquidity Money Market Fund of Munder Series Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 10, 2006

20

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNLIQ1205

Item 2. Code of Ethics.
As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.
The Code of Ethics is attached hereto as Exhibit 12(a)(1).
Item 3. Audit Committee Financial Expert.
The registrant’s Board of Trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John Rakolta, Jr., David J. Brophy and Arthur T. Porter are each an “audit committee financial expert” and each is “independent” (as each term is defined in Item 3 of Form N-CSR). Dr. Brophy qualifies as an audit committee financial expert based on his experience as a Professor of Finance at the University of Michigan Business School since 1966, service as a director and advisor to a number of financial services firms and past service as a director of several public companies.
Item 4. Principal Accountant Fees and Services.
As of December 31, 2005, the registrant had 24 series. The following series of the registrant have a fiscal year ended December 31: Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Institutional Money Market Fund and Liquidity Money Market Fund (the “12/31 Munder Funds”). The following series of the registrant have a fiscal year ended June 30: Munder Balanced Fund, Munder Bond Fund, Munder Cash Investment Fund, Munder Index 500 Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder International Equity Fund, Munder Internet Fund, Munder Large-Cap Core Growth Fund, Munder Large-Cap Value Fund, Munder Michigan Tax-Free Bond Fund, Munder Micro-Cap Equity Fund, Munder Mid-Cap Core Growth Fund, Munder Power Plus Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small-Mid Cap Fund, Munder Tax-Free Money Market Fund, Munder Tax-Free Short & Intermediate Bond Fund and Munder Technology Fund (the “6/30 Munder Funds”).
Information provided in response to Item 4 includes amounts billed during the applicable fiscal years for services rendered by Ernst & Young LLP (“E&Y”), the registrant’s principal accountant, to (1) the 12/31 Munder Funds and the 6/30 Munder Funds, (2) series of the registrant that were reorganized into other series of the registrant during the relevant time period, and (3) series of the registrant that were liquidated during the relevant time period.
(a) Audit Fees
The aggregate fees billed for professional services rendered by E&Y for the audit of the registrant’s annual financial statements or services normally provided in connection with statutory and regulatory filings for the last two fiscal years ended December 31 and June 30, respectively, are as set forth below.

	12/31	6/30
	Munder Funds	Munder Funds
Year ended 12/31/05	$69,000	N/A
Year ended 6/30/05	N/A	$404,728
Year ended 12/31/04	$62,800	N/A
Year ended 6/30/04	N/A	$414,000
(b) Audit Related Fees
The registrant was not billed any fees by E&Y for the last two fiscal years ended December 31or June 30 for the 12/31 Munder Funds or the 6/30 Munder Funds for assurance and related services that were reasonably related to the performance of the audit of the registrant’s financial statements and not otherwise included above.
During the fiscal years ended December 31, 2005 and 2004, $16,700 and $0, respectively, in fees for assurance and related services that relate directly to the operations and financial reporting of the registrant were billed by E&Y to the registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant. The fees paid during the fiscal year ended December 31, 2005 related to reorganization transactions involving certain Munder Funds in which E&Y was asked to provide consents to include portions of the affected Funds’ audited financial statements in the reorganization proxy statements/ prospectuses.
(c) Tax Fees
The aggregate fees billed for professional services rendered by E&Y for tax compliance, tax advice and tax planning in the form of preparation of excise filings and income tax returns for the last two fiscal years ended December 31 and June 30, respectively, are as set forth below.

	12/31	6/30
	Munder Funds	Munder Funds
Year ended 12/31/05	$27,000	N/A
Year ended 6/30/05	N/A	$129,600
Year ended 12/31/04	$29,850	N/A
Year ended 6/30/04	N/A	$142,750
During the fiscal years ended December 31, 2005 and 2004, no fees for tax compliance, tax advice or tax planning services that relate directly to the operations and financial reporting of the registrant were billed by E&Y to the registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.
(d) All Other Fees
The aggregate fees billed for professional services associated with identifying any passive foreign investment companies that the registrant may hold in order to ensure their appropriate tax treatment and for reviewing certain changes to accounting methodologies for the Tax-Free Funds by E&Y for the last two fiscal years ended December 31 and June 30, respectively, are as set forth below.

	12/31	6/30
	Munder Funds	Munder Funds
Year ended 12/31/05	$0	N/A
Year ended 6/30/05	N/A	$47,860
Year ended 12/31/04	$0	N/A
Year ended 6/30/04	N/A	$28,000
During the fiscal years ended December 31, 2005 and 2004, no fees for other services that relate directly to the operations and financial reporting of the registrant were billed by E&Y to the registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.
(e) Pre-Approval Policies and Procedures
Pursuant to the registrant’s Audit Committee Charter (“Charter”), the Audit Committee is responsible for approving in advance the firm to be employed as the registrant’s independent auditor. In addition, the Charter provides that the Audit Committee is responsible for approving any and all proposals by the registrant, its investment adviser or their affiliated persons or any entity controlling, controlled by, or under common control with the adviser that provides services to the registrant to employ the independent auditor to render permissible non-audit services to such entity, provided those permissible non-audit services relate directly to the operations and financial reporting of the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether such services are consistent with the independent auditor’s independence. The Charter further permits the Audit Committee to delegate to one or more of its members authority to pre-approve permissible non-audit services to the registrant, provided that any pre-approval determination of a delegate be presented to the full Audit Committee at its next meeting. Since November 12, 2002, the Audit Committee has delegated such authority to its Chairman.
Pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, pre-approval is required for non-audit services billed by E&Y to the registrant’s investment adviser, or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the services relate directly to the operations and financial reporting of the registrant. As disclosed above in Items 4(b) through (d), there were no fees for such services during the applicable periods, except for $16,700 paid during the fiscal year ended December 31, 2005 as disclosed in Item 4 (b). One hundred percent (100%) of the services provided for such fees was approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Less than 50 percent of the hours expended on E&Y’s engagement to audit the registrant’s financial statements for the fiscal year ended December 31, 2005 for the 12/31 Munder Funds and for the fiscal year ended June 30, 2005 for the 6/30 Munder Funds were attributed to work performed by persons other than E&Y’s full-time, permanent employees.
(g) E&Y did not bill the registrant for any other non-audit services for the fiscal years ended December 31, 2005 and 2004 for the 12/31 Munder Funds or for the fiscal years ended June 30, 2005 and 2004 for the 6/30 Munder Funds other than as disclosed above.
The aggregate non-audit fees billed by E&Y for services rendered to Munder Capital Management, the registrant’s investment adviser, for the fiscal years ended December 31, 2005 and 2004 were $426,600 and $181,123, respectively. The aggregate non-audit fees billed by E&Y for services rendered to entities controlling, controlled by, or under common control with Munder Capital Management that provide ongoing services to the registrant, for the fiscal years ended December 31, 2005 and 2004 were $76,028 and $60,000, respectively.
(h) The registrant’s Audit Committee has determined that the non-audit services E&Y has rendered to Munder Capital Management and any entity controlling, controlled by, or under common control with Munder Capital Management that provides ongoing services to the registrant that were not required to be pre-approved by the Audit Committee because they did not relate directly to the operations and financial reporting of the registrant were compatible with maintaining E&Y’s independence.

Item 5. Audit Committees of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant last disclosed its procedures pursuant to Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.
Item 11. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-CSR, Enrique Chang, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of under the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Chang and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-CSR filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) The Code of Ethics is attached hereto.
(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.
(a)(3) Not applicable.
(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
MUNDER SERIES TRUST

By:	/s/ Enrique Chang
Enrique Chang
President and Principal Executive Officer

Date: March 8, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Enrique Chang
Enrique Chang
President and Principal Executive Officer

Date: March 8, 2006

By:	/s/ Peter K. Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer

Date: March 8, 2006